UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06625

The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA 90071

(Address of principal executive offices)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 625-1900

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

Item 1.	Schedule of Investments - The Schedule of Investments for the period ended July 31, 2005

BUNKER HILL MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
U.S. Government Agency (62%)
10,000,000	FFCB Disc Note, 1.00%, 10/28/05 (a)	$9,921
11,100,000	FFCB Disc Note, 1.00%, 2/2/06 (a)	10,934
9,000,000	FFCB Disc Note, 2.07%, 9/15/05 (a)	8,973
38,000,000	FFCB Disc Note, 3.19%, 8/3/05 (a)	37,993
9,800,000	FFCB Disc Note, 3.36%, 12/5/05 (a)	9,686
13,000,000	FFCB Disc Note, 3.39%, 2/28/06 (a)	12,740
6,000,000	FFCB, 1.85%, 3/3/06	5,936
10,000,000	FHLMC Disc Note, 2.16%, 8/23/05 (a)	9,987
25,000,000	FHLMC Disc Note, 3.30%, 9/7/05 (a)	24,915
5,000,000	FHLMC Disc Note, 3.45%, 3/15/06 (a)	4,890
20,000,000	FNMA Disc Note, 3.22%, 8/22/05 (a)	19,963
4,000,000	FNMA Disc Note, 3.44%, 2/24/06 (a)	3,921
4,000,000	FNMA Disc Note, 3.48%, 5/26/06 (a)	3,885
5,000,000	FNMA, 2.32%, 9/12/05	5,000
15,750,000	FNMA, 3.20%, 8/29/05	15,749
15,000,000	IBRD Disc Note, 1.00%, 8/5/05 (a)	14,995
45,000,000	TVA Disc Note, 3.22%, 8/25/05 (a)	44,903

Investment Companies (2%)
8,411,429	Dreyfus Treasury Cash Management Fund	8,412

Total (Cost - $252,803) (64%)		252,803

Repurchase Agreements (36%)
86,700,000	Morgan Stanley/Bank of New York Tri Party, 3.29%, 8/1/05 (b)	86,700
30,000,000	Goldman Sachs/Bank of New York Tri Party, 3.27%, 8/3/05 (c)	30,000
25,000,000	Goldman Sachs/Bank of New York Tri Party, 3.35%, 8/17/05 (c)	25,000

Total Repurchase Agreements		141,700

Liabilities in excess of Other Assets (-0%)		(470)

Net Assets (100%)		$394,033

(a)	Discount rate at time of purchase.

(b)	The repurchase agreement is collateralized by the following securities:

Principal	Security Description	Value
$7,821,471	FNAR WS811248, 4.873% 11/01/34	$7,400,725
10,011,691	FNAR WD764151, 3.508% 04/01/34	7,415,004
11,491,165	FNAR LB734329, 4.253% 06/01/33	7,315,724
20,731,439	FNAR WS724044, 3.563% 10/01/42	6,906,484
11,000,000	FNAR LB709350, 3.697% 07/01/33	6,997,194
6,367,651	FNAR WD705123, 4.048% 05/01/33	3,499,061
13,003,579	FNAR LB694332, 4.627% 03/01/33	6,914,196
13,000,000	FNAR LB694376, 4.532% 03/01/33	7,014,800
34,724,666	FNAR WS555474, 4.804% 02/01/33	6,659,211
7,500,000	FNAR HX383017, 6.49% 01/01/08	7,408,696
7,500,000	FMAR 782490G, 4.251% 02/01/35	6,812,200
6,605,299	FMAR 1N0008G, 5.227% 04/01/35	6,759,209
7,429,197	FNAR LB821028, 4.783% 05/01/35	7,110,490

$157,186,158		$88,212,994

(c)	The repurchase agreement is collateralized by the following securities:

Principal	Security Description	Value
$24,574,000	FMNS SB 11 A, 5.875% 03/21/11	$26,148,210
29,646,000	FNSM A 05-07, 3.10% 04/04/07	29,145,872

$54,220,000		$55,294,082

See notes to financial statements.

LIMITED MATURITY FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (34%)
2,629,640	ABFC 2004-OPT4 A2, 3.77%, 4/25/34	$2,638
1,298,151	Ameriquest Mortgage Securities Inc., 3.83%, 1/25/34	1,301
1,281,027	BMW Vehicle Owner Trust, 1.94%, 2/25/07	1,277
8,700,000	BOIT 2002-A4, 2.94%, 6/16/08	8,684
643,674	Capital Auto Receivables Asset Trust, 1.40%, 5/15/06	643
2,279,908	Capital One Auto Finance Trust, 2001-A A4, 5.40%, 5/15/08	2,285
3,500,000	CARAT 2004-1, 2.00%, 11/15/07	3,451
6,795,000	Chase Manhattan Auto Owner Trust, 2.57%, 2/16/10	6,618
2,100,000	Citibank Credit Card Issuance Trust, 3.66%, 3/7/08	2,102
3,850,000	CNH Equipment Trust, 2.57%, 9/15/09	3,759
3,750,000	COMT 2004-4A, 4.90% 3/15/10	3,787
1,771,494	CXHE 2004-B AV1, 3.66%, 3/25/34	1,772
412,594	DaimlerChrysler Auto Trust, 1.41%, 11/8/06	412
1,318,728	DCAT 2003-B, 2.25%, 8/8/07	1,310
2,535,222	FFML 2004-FF1 A2, 3.70%, 11/25/34	2,538
6,000,000	FFML 2004-FF11 2A2, 3.74%, 1/25/35	6,017
2,300,000	GE Capital Credit Card Master Note Trust, 3.57%, 6/15/11	2,301
4,867,000	GS Auto Loan Trust, 2.72%, 6/15/10	4,785
736,649	Household Automotive Trust, 5.39%, 8/17/08	739
3,717,380	IMM 2004-7 1A1, 3.83%, 11/25/34	3,723
4,196,319	MSAC 2004-HE6 A2, 3.80%, 8/25/34	4,210
2,332,188	MSAC 2004-NC5, 3.76%, 5/25/34	2,335
4,473,177	NCHET 2004-3 A2, 3.89%, 11/25/34	4,487
698,069	Nissan Auto Receivables Owner Trust, 1.40%, 7/17/06	697
7,477,265	RART 2003-2 A3, 2.31%, 1/15/08	7,420
7,291,000	WALT 2003-1, 2.58%, 3/15/10	7,142
634,540	Whole Auto Loan Trust, 2.60%, 8/15/06	634
4,210,000	World Omni Auto Receivables Trust, 2.58%, 9/15/09	4,133
3,250,000	World Omni Auto Receivables Trust, 2.87%, 11/15/10	3,160

Corporate Bonds (26%)
3,000,000	America Movil SA de CV, 4.288%, 4/27/07	3,000
3,000,000	American Express Centurion, 3.57%, 12/17/09	3,005
2,750,000	ASIF Global Financing 144A, 3.25%, 5/3/07 (b)	2,745
2,415,000	British Telecom PLC, 7.875%, 12/15/05	2,449
1,045,000	Caterpillar Financial Services Corp., 5.95%, 5/1/06	1,059
3,000,000	Centex Corp., 3.94%, 8/1/07	3,002
3,000,000	Cit Group Inc., 3.50%, 5/23/08	3,002
2,500,000	Citigroup Inc., 6.75%, 12/1/05	2,523
2,000,000	Continental Cablevision, 8.30%, 5/15/06	2,062
2,800,000	Corp Andina De Fomento, 4.01%, 1/26/07	2,800
3,000,000	Countrywide Financial Corp., 3.71%, 4/11/07	3,002
1,000,000	DaimlerChrysler NA Holdings, 3.86%, 9/10/07	1,002
2,250,000	Duke Capital LLC, 4.302%, 5/18/06	2,249
2,750,000	Goldman Sachs Group, 3.35%, 5/11/07	2,753
2,500,000	Honeywell Int’l, 6.875%, 10/3/05	2,512
3,000,000	HSBC Finance Corp., 3.55%, 11/16/09	3,010
925,000	Lehman Brothers Holdings, 6.25%, 5/15/06	939
1,000,000	Masco Corp. 144A, 3.62%, 3/9/07 (b)	1,002
1,440,000	Masco Corp., 6.75%, 3/15/06	1,462
1,300,000	MBNA America Bank NA, 7.75%, 9/15/05	1,306
1,500,000	MBNA Corp, 3.64%, 5/5/08	1,512
3,000,000	Merrill Lynch & Co., 3.96%, 7/21/09	3,011
3,500,000	Morgan Stanley, 3.734%, 1/18/08	3,501
1,550,000	National Rural Utilities, 6.00%, 5/15/06	1,572
2,000,000	Nisource Finance Corp., 7.625%, 11/15/05	2,020
1,345,000	Republic of Chile, 4.07%, 1/28/08	1,352
2,615,000	Simon Property Group, 7.375%, 1/20/06	2,652
4,000,000	SLM Corp., 3.83%, 7/27/09	3,999
3,000,000	Sprint Capital Corp., 7.125%, 1/30/06	3,039
1,200,000	TXU ENERGY CO LLC, 4.36%, 1/17/06	1,200
800,000	United Mexican States, 4.27%, 1/13/09	812
3,500,000	Washington Mutual Bank, 3.36%, 2/28/07	3,500

LIMITED MATURITY FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
Mortgage Backed Securities (16%)
659,781	ABN Amro Mortgage Corp., 5.85%, 6/25/32	658
1,306,561	BALTA 2004-2 1A1, 2.63%, 3/25/34	1,287
1,418,540	BSARM 2004-4 A1B, 3.517%, 6/25/34	1,417
2,053,679	CRGT 2003-1, 3.81%, 1/17/34	2,059
72,006,199	CWALT 2004-J5 2AIO, .75%, 12/26/06	392
1,138,942	FHLMC #2239, 3.84%, 3/15/24	1,145
1,802,621	FHLMC #846423, 5.04%, 5/1/25	1,840
2,806,688	FHLMC, 3.50%, 8/15/15	2,791
228,709	FHR #2395 FT, 3.84%, 12/15/31	230
2,429,260	FHR 2665 NA, 5.00%, 3/15/13	2,432
3,985,357	FHR 2759 AU, 3.50%, 5/15/19	3,948
5,800,000	FHR 2773 EK, 3.50%, 5/15/10	5,769
877,152	FNMA #543364, 4.59%, 5/1/21	892
1,456,713	FNMA #613633, 4.30%, 10/1/26	1,473
468,696	FNMA ARM, 4.57%, 4/1/28	477
186,706	FNR 2003-11 GF, 3.61%, 2/25/18	187
921,332	GNMA, 3.86%, 11/16/29	927
1,838,128	HMBT 2004-1 2A, 3.89%, 8/25/29	1,846
1,534,796	MSM 2004-2AR 1A, 5.27%, 2/25/34	1,555
5,422,598	PUMA Finance Ltd 144A, 3.43%, 8/9/35 (b)	5,436
3,419,782	SARM 2004-13 A1, 4.96%, 9/25/34	3,496
1,926,647	Sequoia Mortgage Trust, 3.83%, 10/20/27	1,929
2,323,510	Structured Asset Mortgage Investments Inc., 5.32%, 7/25/32	2,376
736,359	Washington Mutual, 4.00%, 12/25/40	736

Municipal Bonds (1%)
3,400,000	Sales Tax Asset Receivable Corp NY, 2.59%, 10/15/05	3,395

U.S. Government Securities (23%)
20,000,000	FNMA Disc Note, 3.71%, 6/30/06 (c)	19,277
16,000,000	U.S. Treasury Note, 2.75%, 6/30/06	15,839
28,570,000	U.S. Treasury Note, 3.00%, 12/31/06	28,186

Investment Companies (0%)
174,679	Bunker Hill Money Market Fund*	174

Total (Cost - $280,363) (a) (100%)		279,583

Other Assets, net of Liabilities (0%)		635

Net Assets (100%)		$280,218

*	Affiliated Investment

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$153
Unrealized depreciation	(933)

Net unrealized depreciation	$(780)

(b)	Security offered only to qualified intitutions and not registered for sale to the public under rule 144A of the Securities Act of 1933.

(c)	Discount rate at time of purchase.

See notes to financial statements.

SHORT BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (8%)
11,400,000	CCCIT 2004-A1, 2.55%, 1/20/09	$11,116
4,400,000	COMET 2003-A6, 2.95%, 8/17/09	4,333
1,610,000	COMT 2000-3 144A, 7.90%, 10/15/10 (b)	1,713
4,700,000	HAROT 2003-4 A4, 2.79%, 3/16/09	4,597
9,350,000	WALT 2004-1, 3.26%, 3/15/11	9,129

Corporate Bonds (25%)
1,400,000	Allied Waste North America, 8.50%, 12/1/08	1,475
500,000	Bowater Inc., 6.41%, 3/15/10	510
1,485,000	Boyd Gaming Corp. Loan, 3.89%, 6/30/11	1,492
4,530,000	Cingular Wireless Services, 7.50%, 5/1/07	4,765
2,190,000	DaimlerChrysler NA Holding Corp., 4.05%, 6/4/08	2,145
2,050,000	DaimlerChrysler NA Holdings, 4.75%, 1/15/08	2,046
935,000	Echostar DBS Corp., 5.75%, 10/1/08	928
1,700,000	Freescale Semiconductor, 6.35%, 7/15/09	1,760
5,220,000	Gannett Co. Inc., 4.125%, 6/15/08	5,161
800,000	Gap Inc., 6.90%, 9/15/07	834
4,240,000	General Electric Capital Corp., 4.25%, 1/15/08	4,221
750,000	Georgia-Pacific Corp., 7.50%, 5/15/06	765
935,000	HCA Inc., 5.25%, 11/6/08	928
2,160,000	Hewlett-Packard Co., 5.50%, 7/1/07	2,202
5,000,000	Household Finance Corp., 5.75%, 1/30/07	5,099
4,280,000	John Deere Capital Corp., 3.90%, 1/15/08	4,224
935,000	KB Home, 8.625%, 12/15/08	1,019
5,610,000	Lehman Brothers Holdings, 4.00%, 1/22/08	5,550
500,000	Mandalay Resort Group, 6.45%, 2/1/06	505
4,180,000	Merrill Lynch & Co., 4.00%, 11/15/07	4,142
935,000	MGM Mirage Inc., 6.00%, 10/1/09	937
5,110,000	National Rural Utilities, 6.00%, 5/15/06	5,181
1,200,000	Panamsat Corp., 6.375%, 1/15/08	1,224
650,000	Penney (JC) Co., 7.60%, 4/1/07	676
685,000	Rogers Wireless Inc., 6.535%, 12/15/10	713
5,000,000	SLM Corp., 5.625%, 4/10/07	5,092
4,960,000	Sprint Capital Corp., 6.00%, 1/15/07	5,053
750,000	Starwood Hotels Resorts, 7.375%, 5/1/07	780
5,000,000	Time Warner Inc., 6.15%, 5/1/07	5,144
4,850,000	UnitedHealth Group Inc., 3.375%, 8/15/07	4,749
4,280,000	Verizon Global Funding Corp., 4.00%, 1/15/08	4,237
5,000,000	Verizon Wireless Capital, 5.375%, 12/15/06	5,069
5,270,000	Vodafone Group, 3.95%, 1/30/08	5,216
5,110,000	Wachovia Corp., 4.95%, 11/1/06	5,139

Foreign Government (1%)
413,051	Croatia, FRN, 4.73%, 7/31/06	413
3,070,000	Russian Federation, 10.00%, 6/26/07 (b)	3,365

Mortgage Backed Securities (30%)
7,900,000	Banc of America Commercial Mortgage Inc., 4.50%, 7/10/43	7,807
5,400,000	BSCMS 2004-PWR3 A2, 3.869%, 2/11/41	5,233
3,520,000	CSFB 2004-C3 A3, 4.302%, 7/15/36	3,468
7,318,172	FH ARM #782784, 4.42%, 10/1/34	7,253

SHORT BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
643,433	FHLMC #1B02324, 5.76%, 4/1/32	654
2,257,894	FHLMC, 3.50%, 8/15/15	2,245
6,574,778	FHR #2891 LN, 4.25%, 6/15/24	6,527
6,168,000	FHR 2676 LT, 3.00%, 4/15/17	6,113
4,079,612	FNMA #708229, 4.28%, 4/1/33	4,062
2,813,395	FNMA #743821, 4.86%, 11/1/33	2,826
2,331,209	FNMA #755867, 4.30%, 12/1/33	2,322
4,162,113	FNMA #790762, 5.13%, 9/1/34	4,197
5,468,396	FNMA #790764, 5.09%, 9/1/34	5,515
6,991,565	FNMA #794792, 5.22%, 10/1/34	7,075
5,560,536	FNMA #794797, 4.85%, 10/1/34	5,590
6,150,000	GECMC 2005-c1, 4.353%, 6/10/48	6,062
7,410,687	GSR 2004-11 2A2, 4.82%, 9/25/34	7,397
3,064,029	INDX 2004-AR6, 5.43%, 8/25/34	3,094
8,350,000	LBUBS 2004-C1, 3.624%, 1/15/29	8,051
4,448,519	MLCC 2004-1, 4.76%, 12/25/34	4,424
3,773,110	MSM 2004-5AR, 4.64%, 7/25/34	3,869
6,700,000	Nomura Asset Securities Corp., 6.59%, 3/15/30	7,034
2,965,909	SARM 2004-14 1A, 5.11%, 10/25/34	2,981
4,916,532	Structured Asset Mortgage Investments Inc., 5.095%, 10/19/34	5,054

U. S. Government (34%)
12,000,000	FHLB, 4.00%, 6/13/07	11,934
43,000,000	U.S. Treasury Note, 2.375%, 8/31/06	42,300
34,000,000	U.S. Treasury Note, 3.50%, 5/31/07	33,694
50,000,000	U.S. Treasury Note, 3.75%, 5/15/08	49,594

Investment Companies (2%)
8,589,782	Bunker Hill Money Market Fund*	8,590

Total (Cost - $401,958) (a) (100%)		398,612

Other Assets, net of Liabilities (0%)		1,739

Net Assets (100%)		400,351

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$151
Unrealized depreciation	(3,497)

Net unrealized depreciation	$(3,346)

(b)	Security offered only to qualified intitutions and not registered for sale to the public under rule 144A of the Securities Act of 1933.

See notes to financial statements.

U.S. GOVERNMENT FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
Mortgage Backed Securities (36%)
293,496	FHLMC #1B02324, 5.76%, 4/1/32	$298
1,204,356	FHLMC #2659, 3.00%, 12/15/21	1,183
518,483	FHLMC ARM #789582, 5.90%, 7/1/32	528
774,052	FHR #2891 LN, 4.25%, 6/15/24	768
1,392,142	FHR 2676 KM, 3.50%, 12/15/13	1,378
1,700,000	FHR 2676 LT, 3.00%, 4/15/17	1,684
1,500,000	FHR 2836 DG, 5.00%, 6/15/16	1,508
1,758,199	FHR 2852 TU, 3.50%, 1/15/13	1,740
1,516,462	FNMA #708229, 4.28%, 4/1/33	1,510
1,248,862	FNMA #755867, 4.30%, 12/1/33	1,244
612,075	FNMA #790762, 5.13%, 9/1/34	617
804,415	FNMA #790764, 5.09%, 9/1/34	811
1,031,936	FNMA #794792, 5.22%, 10/1/34	1,044
821,840	FNMA #794797, 4.85%, 10/1/34	826
1,058,023	FNMA, 3.50%, 11/25/09	1,050
1,358,318	FNMA, 3.50%, 12/25/10	1,349

U.S. Government Agency (20%)
2,000,000	FHLB, 4.00%, 6/13/07	1,989
1,000,000	FHLMC, 4.30%, 5/5/08	996
1,000,000	FHLMC, 4.50%, 8/4/08	998
3,500,000	FNMA, 3.25%, 1/15/08	3,418
1,250,000	FNMA, 3.80%, 1/18/08	1,235
900,000	FNMA, 4.25%, 5/15/09	896

U.S. Treasury (43%)
1,250,000	U.S. Treasury Note, 3.00%, 11/15/07	1,222
3,000,000	U.S. Treasury Note, 3.125%, 10/15/08	2,914
3,900,000	U.S. Treasury Note, 3.375%, 2/15/08	3,837
3,580,000	U.S. Treasury Note, 3.50%, 8/15/09	3,495
1,400,000	U.S. Treasury Note, 3.625%, 1/15/10	1,371
4,250,000	U.S. Treasury Note, 4.00%, 4/15/10	4,221
4,200,000	U.S. Treasury Note, 4.00%, 6/15/09	4,182

Investment Companies (1%)
530,793	Bunker Hill Money Market Fund*	531

Total (Cost - $49,515) (a) (100%)		48,843

Other Assets, net of Liabilities (0%)		214

Net Assets (100%)		$49,057

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1
Unrealized depreciation	(673)

Net unrealized depreciation	$(672)

See notes to financial statements.

GNMA FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
Mortgage Backed Securities (150%)
2,661,153	FH ARM #782784, 4.42%, 10/1/34	$2,637
1,344,123	FHLMC #780444, 5.73%, 3/1/33	1,365
1,448,595	FHLMC #789984, 5.20%, 11/1/32	1,459
1,200,959	FHLMC #846489, 4.30%, 7/1/19	1,227
777,725	FHLMC ARM #789582, 5.90%, 7/1/32	792
282,513	FHR 1256 CB, 4.14%, 4/15/22	283
2,346,278	FNMA #665367, 4.42%, 8/1/32	2,390
3,044,262	FNMA #753498, 4.82%, 11/1/33	3,065
1,200,000	FNMA TBA, 5.00%, 8/1/35 (b)	1,182
364,976	FNMA, 8.50%, 9/1/10	384
299,486	FNMA, 9.00%, 8/1/10	317
2,568,676	FNR 2002-33, 4.67%, 11/25/30	2,646
793,474	GNMA #2591, 7.00%, 5/20/28	835
53,424	GNMA #3029, 8.50%, 1/20/31	58
6,300,623	GNMA #3515, 5.50%, 2/20/34	6,371
7,061,076	GNMA #3599, 6.50%, 8/20/34	7,348
3,768,202	GNMA #3711, 5.50%, 5/20/35	3,809
941,085	GNMA #582100, 7.50%, 4/15/32	1,006
312,606	GNMA #592286, 7.50%, 1/15/33	334
3,914,021	GNMA #616826, 5.50%, 1/15/35	3,964
580,946	GNMA #780619, 7.00%, 8/15/12	608
400,113	GNMA #780759, 6.50%, 4/15/13	418
889,764	GNMA #780852, 6.50%, 9/15/13	931
916,072	GNMA #780853, 9.00%, 1/15/10	960
319,064	GNMA #780900, 8.00%, 7/15/12	325
1,485,691	GNMA #781324, 7.00%, 7/15/31	1,570
80,306	GNMA #781335, 7.00%, 2/15/12	83
1,444,607	GNMA #781412, 6.50%, 2/15/17	1,510
1,116,235	GNMA #781445, 8.00%, 11/15/31	1,203
4,325,746	GNMA #781527, 6.00%, 11/15/32	4,451
2,433,498	GNMA #80029, 4.375%, 1/20/27	2,457
466,422	GNMA #8006, 3.75%, 7/20/22	472
606,733	GNMA #80346, 4.125%, 11/20/29	613
533,533	GNMA #8041, 3.75%, 8/20/22	539
1,692,627	GNMA #80507, 3.375%, 4/20/31	1,714
1,512,352	GNMA #80612, 3.50%, 6/20/32	1,534
556,319	GNMA #8062, 4.125%, 10/20/22	565
705,904	GNMA #8228, 3.75%, 7/20/23	713
672,899	GNMA #8301, 4.125%, 10/20/23	682
1,228,911	GNMA #8302, 4.125%, 10/20/23	1,247
744,159	GNMA #8339, 4.125%, 12/20/23	754
541,832	GNMA #8867, 4.125%, 11/20/21	550
814,896	GNMA 2002-24 FA, 3.91%, 4/16/32	821
657,672	GNMA 2002-24, 3.96%, 4/16/32	662
602,866	GNMA 2002-24, 3.96%, 4/16/32	608
5,654,463	GNMA ARM #3584, 6.00%, 7/20/34	5,800
20,500,000	GNMA TBA, 5.00%, 8/1/34 (b)	20,359
25,150,000	GNMA TBA, 5.50%, 8/1/34 (b)	25,456
17,900,000	GNMA TBA, 6.00%, 8/1/34 (b)	18,403
7,400,000	GNMA TBA, 6.50%, 8/1/33 (b)	7,731
1,270,638	GNMA, 3.81%, 9/16/31	1,277
296,507	GNMA, 3.83%, 3/20/29	297
1,234,202	GNMA, 3.86%, 11/16/29	1,242

GNMA FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
160,494	GNMA, 3.91%, 5/16/32	162
2,170,530	GNMA, 3.96%, 11/16/29	2,188
2,005,621	GNMA, 3.98%, 9/20/30	2,017
485,302	GNMA, 4.125%, 10/20/21	493
3,780,530	GNMA, 6.00%, 9/16/28	3,788
404,165	GNMA, 6.50%, 2/15/09	416
109,950	GNR 2000-26 F, 3.83%, 6/20/30	110
934,978	GNR 2000-9 FH, 3.91%, 2/16/30	942
1,084,856	GNR 2001-19, 3.91%, 5/16/31	1,092
3,109,386	GNR 2002-11, 3.93%, 2/20/32	3,132
698,374	GNR 2002-4 FY, 3.86%, 1/16/32	700
3,100,756	GNR 2002-48 FT, 3.61%, 12/16/26	3,109
3,554,323	GNR 2002-76, 3.61%, 1/16/31	3,555
1,130,064	GNR 2002-76, 3.71%, 12/16/26	1,134
3,192,410	GNR 2003-1QK, 4.00%, 2/16/26	3,181

U.S Government Agency (11%)
12,500,000	FNMA Disc Note, 3.12%, 8/3/05 (c)	12,498

Investment Companies (2%)
2,380,652	Bunker Hill Money Market Fund*	2,381

Total (Cost - $190,087) (a) (163%)		188,925

Liabilities in excess of Other Assets (-63%)		(73,298)

Net Assets (100%)		$115,627

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund and delay delivery securities, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$189
Unrealized depreciation	(1,351)

Net unrealized depreciation	$(1,162)

(b)	Security was purchased on a delayed delivery basis.

(c)	Discount rate at time of purchase.

See notes to financial statements.

REAL RETURN FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
Inflation Indexed Treasury Note (101%)
97,532	U.S. Treasury Inflation Indexed, 0.875%, 4/15/10 (b)	$94
71,301	U.S. Treasury Inflation Indexed, 1.625%, 1/15/15 (b)	70
93,188	U.S. Treasury Inflation Indexed, 1.875%, 7/15/13 (b)	94
101,014	U.S. Treasury Inflation Indexed, 2.00%, 1/15/14	102
138,263	U.S. Treasury Inflation Indexed, 2.00%, 7/15/14 (b)	140
114,491	U.S. Treasury Inflation Indexed, 2.375%, 1/15/25	121
109,254	U.S. Treasury Inflation Indexed, 3.00%, 7/15/12 (b)	118
82,220	U.S. Treasury Inflation Indexed, 3.375%, 1/15/07	84
33,940	U.S. Treasury Inflation Indexed, 3.375%, 1/15/12	37
59,227	U.S. Treasury Inflation Indexed, 3.50%, 1/15/11 (b)	65
95,074	U.S. Treasury Inflation Indexed, 3.625%, 1/15/08	100
116,603	U.S. Treasury Inflation Indexed, 3.625%, 4/15/28	151
82,986	U.S. Treasury Inflation Indexed, 3.875%, 1/15/09	89
104,077	U.S. Treasury Inflation Indexed, 3.875%, 4/15/29	140
60,113	U.S. Treasury Inflation Indexed, 4.25%, 1/15/10 (b)	67

Mortgage Backed Securities (31%)
1,640,610	CWALT 2004-J7 2A, 0.55%, 2/25/07	7
376,341	CWALT 2004-J4 1A IO, 1.50%, 6/25/34	4
33,830	CWHL 2004-7 6A1, 4.65%, 5/25/34	35
12,496	FHLMC Structured, 1.842%, 8/15/08	12
58,763	FHLMC, 3.94%, 2/15/32	59
29,556	FNMA #753498, 4.82%, 11/1/33	30
64,662	FNMA, 4.53%, 2/25/44	66
46,037	GNMA 2002-24, 3.96%, 4/16/32	46
47,128	Impac CMB Trust, 3.78%, 3/25/34	47
19,185	MSM 2004-2AR 1A, 5.27%, 2/25/34	19
22,390	Residential Accredit Loans Inc., 3.76%, 3/25/34	22
22,793	Structured Asset Securities Corp., 5.24%, 3/25/33	23
25,666	Thornburg Mortgage Securities Trust, 3.73%, 3/25/44	26
28,823	WAMU 2005-AR1, 3.66%, 5/6/34	29
9,923	Washington Mutual, 4.03%, 4/25/44	10

U.S. Treasury (14%)
204,000	U.S. Treasury Note, 4.125%, 5/15/15	201

Investment Companies (13%)
184,803	Bunker Hill Money Market Fund*	185

Total (Cost- $2,282) (a) (159%)		2,292

Liabilities in excess of Other Assets (-59%)		(852)

Net Assets (100%)		$1,440

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund and delay delivery securities, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$21
Unrealized depreciation	(11)

Net unrealized appreciation	$10

(b)	Security was purchased on a delayed delivery basis.

See notes to financial statements.

CORE BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (17%)
1,471,237	Ameriquest Mortgage Securities Inc., 3.83%, 1/25/34	$1,474
3,300,000	AMSI 2005-R1, 3.67%, 3/25/35	3,304
3,620,610	ARMS II, 3.61%, 9/10/34	3,628
3,940,000	Bank One Issuance Trust, 3.45%, 10/15/11	3,811
1,000,000	Bank One Issuance Trust, 4.38%, 5/15/08	1,001
81,613	CBASS 2004-CB8 AV1, 3.57%, 12/25/35	82
1,100,000	Chase Credit Card Master Trust, 3.86%, 5/15/09	1,100
4,600,000	COMET 2004-B2, 3.61%, 12/15/09	4,606
4,575,596	CRGT 2003-1, 3.81%, 1/17/34	4,588
6,000,000	CWL 2004-10 2AV2, 3.81%, 9/30/34	6,020
6,500,000	CWL 2004-7 2AV2, 3.81%, 12/25/34	6,518
8,100,000	CXHE 2005-B AV3, 3.63%, 3/25/35	8,094
100,000	FFML 2004-FF11 2A2, 3.74%, 1/25/35	100
150,000	First National Master Note Trust, 3.50%, 3/17/08	150
3,000,000	FORDF 2004-1 B, 3.61%, 7/15/09	3,004
6,400,000	GE Capital Credit Card Master Note Trust, 4.13%, 6/17/13	6,307
70,089	Lehman ABS Corp., 3.49%, 9/25/34	70
3,589,563	Los Angeles Arena Funding LLC 144A, 7.656%, 12/15/26 (c)	3,872
2,200,000	MBNA Credit Card Master Note Trust, 3.65%, 3/15/11	2,149
5,514,653	MSAC 2004-NC5, 3.76%, 5/25/34	5,522
6,500,000	Nissan Master Owner Trust Receivables, 3.45%, 9/15/08	6,507
11,400,000	Nomura Asset Securities Corp., 6.59%, 3/15/30	11,969
11,500,000	OOMLT 2005-1, 3.70%, 2/25/35	11,519
100,000	RASC 2005-KS1 A2, 3.65%, 5/25/34	100
803,333	RCFC 2002-1A, 3.72%, 8/25/05 (c)	803
782,336	Samsung Capital Auto 144A, 3.82%, 5/23/08 (c)	783
9,554	Saxon Asset Securities Trust, 3.71%, 3/25/32	10
140,838	SLM Student Loan Trust, 3.56%, 6/15/16	141
10,000,000	SLMA 2004-9 A2, 3.67%, 10/25/12	9,989
1,053,754	SuperAnnuation Members Home Loan, 3.55%, 12/1/28	1,056
5,000,000	SWIFT 2004-A9 144A, 3.64%, 5/15/09 (c)	4,987

Corporate Bonds (13%)
1,970,000	AOL Time Warner Inc., 6.875%, 5/01/12	2,194
660,000	BHP Billiton Finance, 4.80%, 4/15/13	657
2,054,000	CIT Group Co.of Canada 144A, 4.65%, 7/1/10 (c)	2,037
345,000	CIT Group Inc., 4.25%, 2/1/10	338
2,240,000	Codelco Inc., 5.50%, 10/15/13	2,317
1,800,000	Comcast Cable Comm Hldgs., 8.375%, 3/15/13	2,164
1,310,000	Conoco Inc., 6.95%, 4/15/29	1,606
2,585,000	Countrywide Financial, 4.00%, 3/22/11	2,460
1,920,000	Deutsche Telekom, 8.50%, 6/15/10	2,191
2,047,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	2,260
280,000	Eastman Chemical, 7.25%, 1/15/24	329
2,035,000	EOP Operating LP, 4.75%, 3/15/14	1,972
2,226,000	EOP Operating LP, 5.875%, 1/15/13	2,321
1,846,000	General Electric Capital Corp., 4.875%, 3/4/15	1,849
4,200,000	Goldman Sachs Group Inc., 4.50%, 6/15/10	4,146
2,535,000	HSBC Finance Corp., 4.12%, 11/16/09	2,475
3,350,000	HSBC Finance Corp., 5.00%, 6/30/15	3,317
2,485,000	Intl Lease Finance Corp., 4.35%, 9/15/08	2,456
1,246,000	Kellogg Co., 7.45%, 4/1/31	1,609
1,648,000	Keyspan Corp., 7.625%, 11/15/10	1,867
2,530,000	Morgan Stanley, 3.788%, 7/27/07	2,533
5,274,000	Motorola Inc., 7.625%, 11/15/10	5,929
2,395,000	Nisource Finance Corp., 5.40%, 7/15/14	2,421
1,812,000	Pacific Gas & Electric, 6.05%, 3/1/34	1,943
1,407,000	PPL Energy Supply LLC, 6.40%, 11/1/11	1,513
3,130,000	Royal Bank of Scotland, 5.00%, 10/01/14	3,155
1,335,000	Schering-Plough Corp, 6.75%, 12/01/33	1,583
3,920,000	Simon Property Group LP, 6.375%, 11/15/07	4,057
3,090,000	SLM Corp, 5.375%, 5/15/14	3,171
1,870,000	Sprint Capital Corp., 8.375%, 3/15/12	2,218

CORE BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
2,148,000	Telecom Italia Capital, 5.25%, 11/15/13	2,160
1,900,000	Telefonica Europe, 7.75%, 9/15/10	2,157
5,870,000	Treasury Bank, 3.38%, 3/1/06	5,868
2,226,000	Tyco Intl Group, 6.75%, 2/15/11	2,437
1,984,000	Verizon Global Corp., 7.25%, 12/1/10	2,210
1,713,000	Vodafone Group PLC, 7.75%, 2/15/10	1,927
2,185,000	Waste Management, Inc., 7.375%, 8/1/10	2,423
600,000	Weyerhaeuser Co., 6.75%, 3/15/12	653

Foreign Government (5%)
1,282,524	Croatia, FRN, 4.73%, 7/31/06	1,284
5,180,000	Croatia, FRN, 4.75%, 7/31/10	5,188
45,410,000	Mexican Fixed Rate Bonds, 8.00%, 12/19/13	3,934
35,720,000	Mexican Fixed Rate Bonds, 9.50%, 12/18/14	3,381
1,860,000	Mexico, 8.125%, 12/30/19	2,249
3,000,000	Republic of South Africa, 6.50%, 6/2/14	3,259
220,000	Republic of South Africa, 7.375%, 4/25/12	248
9,070,000	Russia Government International Bond, 5.00%, 3/31/30	10,057
2,660,000	South Africa Government International Bond, 7.375%, 4/25/12	2,997
2,630,000	United Mexican States, 8.00%, 9/24/22	3,149

Mortgage Backed Securities (45%)
1,900,000	Banc of America Commercial Mortgage Inc., 4.176%, 11/10/41	1,864
5,530,000	Banc of America Commercial Mortgage Inc., 4.50%, 7/10/43	5,464
1,400,000	Bear Stearns Commercial Mortgage Securities, 6.46%, 10/15/36	1,524
3,871,319	BSABS 2004-SD2 A3, 4.55%, 3/25/44	3,858
3,587,721	BSARM 2001-7 IIA, 4.44%, 6/25/31	3,633
6,415,166	Countrywide Alternative Loan Trust, 4.05%, 6/25/35	6,471
6,503,432	Countrywide Home Loans, 4.88%, 8/25/34	6,579
381,182	FHR #2395 FT, 3.84%, 12/15/31	383
89,966	FHR 2411 FT, 3.64%, 6/15/21	90
2,214,444	FNMA #670385, 6.50%, 9/1/32	2,295
8,970,000	FNMA TBA 4.50%, 8/1/20 (b)	8,821
22,990,000	FNMA TBA, 5.00%, 8/1/35 (b)	22,638
62,440,000	FNMA TBA, 5.50%, 8/1/34 (b)	62,752
35,880,000	FNMA TBA, 6.00%, 8/1/32 (b)	36,654
25,910,000	FNMA TBA, 6.50%, 8/1/34 (b)	26,801
7,108,170	FNMA, 4.53%, 2/25/44	7,277
1,565,609	GNMA #616826, 5.50%, 1/15/35	1,586
30,840,000	GNMA TBA, 5.50%, 8/1/34 (b)	31,216
5,330,000	GS Mortgage Securities Corp., 4.475%, 7/10/39	5,274
4,600,000	GSMS 2004-GG2, 5.396%, 8/10/38	4,750
4,855,217	Impac CMB Trust, 4.30%, 10/25/33	4,854
2,109,000	JP Morgan Chase Commercial Sec Corp., 5.02%, 8/12/37	2,134
5,720,000	LB-UBS Commercial Mortgage Trust, 4.821%, 4/15/30	5,753
1,029,139	Liberty Funding Property Ltd. 144A, 3.78%, 12/10/34 (c)	1,031
7,900,000	Merrill Lynch Mortgage Trust, 4.556%, 5/12/43	7,838
112,585	Option One Mortgage Loan Trust, 3.73%, 6/25/32	113
8,521,225	PUMA Finance Ltd 144A, 3.43%, 8/9/35 (c)	8,543
201,557	PUMA Finance Ltd., 3.63%, 3/25/34	202
670,209	Residential Funding Mortgage Securities, 3.59%, 7/25/18	670
5,839,793	Structured Asset Mortgage Investments Inc., 5.298%, 5/25/45	5,986
4,780,000	Wachovia Bank Commercial Mortgage Trust, 4.38%, 10/15/41	4,720
393,536	Washington Mutual, 3.77%, 11/25/41	395
3,973,953	Washington Mutual, 4.38%, 12/25/32	3,942
4,248,562	Washington Mutual, 4.95%, 8/25/35	4,259
12,166,229	Washington Mutual, IO, 0.653%, 11/26/07	114
7,809,854	WFMBS 2004-I, 3.39%, 7/25/34	7,866

U.S. Government Agency (7%)
15,690,000	FHLMC, 2.875%, 12/15/06	15,423
9,310,000	FHLMC, 3.875%, 6/15/08	9,209
5,960,000	FHLMC, 4.375%, 7/17/15	5,849
1,670,000	FHLMC, 6.25%, 7/15/32	2,020

CORE BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
4,330,000	FNMA, 3.875%, 5/15/07	4,307
7,240,000	FNMA, 4.125%, 5/15/10	7,158

U.S. Treasury (55%)
23,090,000	U.S. Treasury Bill, 2.89%, 8/25/05 (d)	23,042
21,430,000	U.S. Treasury Bill, 3.11%, 10/13/05 (d)	21,290
27,070,000	U.S. Treasury Bill, 3.33%, 10/27/05 (d)	26,855
230,000	U.S. Treasury Bond, 5.375%, 2/15/31	261
1,870,000	U.S. Treasury Bond, 6.00%, 2/15/26	2,227
26,577,000	U.S. Treasury Bond, 6.125%, 11/15/27	32,408
11,730,000	U.S. Treasury Bond, 6.25%, 8/15/23	14,144
38,610,000	U.S. Treasury Note, 2.375%, 8/31/06	37,981
48,460,000	U.S. Treasury Note, 3.375%, 2/15/08	47,674
8,410,000	U.S. Treasury Note, 4.00%, 2/15/15	8,217
38,445,000	U.S. Treasury Note, 4.00%, 4/15/10	38,186
117,960,000	U.S. Treasury Note, 4.125%, 5/15/15	116,466

Investment Companies (2%)
13,762,924	Bunker Hill Money Market Fund*	13,763

Total (Cost - $966,812) (a) (144%)		962,763

Liabilities in excess of Other Assets (-44%)		(293,530)

Net Assets (100%)		669,233

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund and delay delivery securities,

are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,074
Unrealized depreciation	(6,123)

Net unrealized depreciation	$(4,049)

(b)	Security was purchased on a delayed delivery basis.

(c)	Security offered only to qualified intitutions and not registered for sale to the public under rule 144A of the Securities Act of 1933.

(d)	Discount rate at time of purchase.

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
Bellsouth Corp. Default Swap	Sept-05	$1,250	$6
Lockheed Martin Corp. Default Swap	Aug-05	1,250	4

		$2,500	$10

Open Future Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation
37	Japanese TSE Topix Index	Sep-05	$46,071	$282

See notes to financial statements.

OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (16%)
1,206,870	ARMS II, 3.61%, 9/10/34	$1,209
2,040,321	CBASS 2004-CB8 AV1, 3.57%, 12/25/35	2,041
500,000	Chase Credit Card Master Trust, 3.86%, 5/15/09	500
1,400,000	Citibank Credit Card Issuance Trust, 3.66%, 3/7/08	1,401
1,400,000	CWL 2005-1, 3.66%, 5/25/35	1,399
2,000,000	CXHE 2005-B AV3, 3.63%, 3/25/35	1,999
1,000,000	FORDF 2004-1 B, 3.61%, 7/15/09	1,001
2,000,000	Holmes Financing PLC, 3.75%, 1/15/08	2,002
1,061,702	Los Angeles Arena Funding LLC 144A, 7.656%, 12/15/26 (c)	1,145
1,214,681	MSAC 2004-NC5, 3.76%, 5/25/34	1,216
2,500,000	OOMLT 2005-1, 3.70%, 2/25/35	2,504
2,700,000	RASC 2005-KS1 A2, 3.65%, 5/25/34	2,699
2,000,000	SAIL 2004-8 A7, 3.76%, 9/25/34	2,003
732,400	Samsung Capital Auto 144A, 3.82%, 5/23/08 (c)	733
805,812	SuperAnnuation Members Home Loan, 3.55%, 12/1/28	807

Corporate Bonds (18%)
400,000	AOL Time Warner Inc., 6.875%, 5/01/12	445
130,000	BHP Billiton Finance, 4.80%, 4/15/13	129
340,000	Chesapeake Energy Corp., 6.875%, 1/15/16	353
440,000	CIT Group Co.of Canada 144A, 4.65%, 7/1/10 (c)	436
80,000	CIT Group Inc., 4.25%, 2/1/10	78
340,000	Citizens Communications, 6.25%, 1/15/13	331
370,000	Comcast Cable Comm Hldgs., 8.375%, 3/15/13	445
277,000	Conoco Inc., 6.95%, 4/15/29	340
560,000	Countrywide Financial, 4.00%, 3/22/11	533
390,000	Deutsche Telekom, 8.50%, 6/15/10	445
455,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	502
56,000	Eastman Chemical, 7.25%, 1/15/24	66
685,000	Echostar DBS Corp., 6.625%,10/1/14	680
430,000	EOP Operating LP, 4.75%, 3/15/14	417
485,000	EOP Operating LP, 5.875%, 1/15/13	506
410,000	General Electric Capital Corp., 4.875%, 3/4/15	411
345,000	Georgia-Pacific Corp., 8.125%, 5/15/11	387
860,000	Goldman Sachs Group Inc., 4.50%, 6/15/10	849
550,000	HSBC Finance Corp., 4.12%, 11/16/09	537
680,000	HSBC Finance Corp., 5.00%, 6/30/15	673
345,000	Insight Midwest LP/Insight Capital Inc., 10.50%, 11/1/10	366
555,000	Intl Lease Finance Corp., 4.35%, 9/15/08	549
345,000	Isle of Capri Casinos, 7.00%, 3/1/14	348
345,000	K. Hovnanian Enterprises, 6.50%, 1/15/14	352
270,000	Kellogg Co., 7.45%, 4/1/31	349
350,000	Keyspan Corp., 7.625%, 11/15/10	397
380,000	Medco Health Solutions, 7.25%, 8/15/13	423
1,090,000	Motorola Inc., 7.625%, 11/15/10	1,225
540,000	Nisource Finance Corp., 5.40%, 7/15/14	546
410,000	Pacific Gas & Electric, 6.05%, 3/1/34	440
320,000	PPL Energy Supply LLC, 6.40%, 11/1/11	344
345,000	Reliant Energy Inc., 6.75%, 12/15/14	340
685,000	Rogers Wireless Inc., 7.50%, 3/15/15	748
680,000	Royal Bank of Scotland, 5.00%, 10/01/14	685
290,000	Schering-Plough Corp, 6.75%, 12/01/33	344
250,000	Sequa Corp., 9.00%, 8/1/09	278
895,000	Simon Property Group LP, 6.375%, 11/15/07	926
650,000	SLM Corp, 5.375%, 5/15/14	667
345,000	Smithfield Foods Inc., 7.00%, 8/1/11	361
380,000	Sprint Capital Corp., 8.375%, 3/15/12	451
443,000	Telecom Italia Capital, 5.25%, 11/15/13	446

OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
390,000	Telefonica Europe, 7.75%, 9/15/10	443
350,000	Texas Genco 144A, 6.875%, 12/15/14 (c)	368
1,350,000	Treasury Bank, 3.38%, 3/1/06	1,350
345,000	Triad Hospitals Inc., 7.00%, 11/15/13	355
480,000	Tyco Intl Group, 6.75%, 2/15/11	525
465,000	Unisys Corp., 6.875%, 3/15/10	460
410,000	Verizon Global Corp., 7.25%, 12/1/10	457
370,000	Vodafone Group PLC, 7.75%, 2/15/10	416
470,000	Waste Management, Inc., 7.375%, 8/1/10	521
120,000	Weyerhaeuser Co., 6.75%, 3/15/12	131

Foreign Government (5%)
8,530,000	Mexican Fixed Rate Bonds, 8.00%, 12/19/13	739
7,250,000	Mexican Fixed Rate Bonds, 9.50%, 12/18/14	686
380,000	Mexico, 8.125%, 12/30/19	459
630,000	Republic of Brazil, 11.00%, 8/17/40	741
290,000	Republic of Colombia, 10.00%, 1/23/12	333
330,000	Republic of Colombia, 8.25%, 12/22/14	347
260,000	Republic of Panama, 7.25%, 3/15/15	282
190,000	Republic of Peru, 8.375%, 5/3/16	215
280,000	Republic of Peru, 9.875%, 2/6/15	347
1,820,000	Russia Government International Bond, 5.00%, 3/31/30	2,018
590,000	United Mexican States, 8.00%, 9/24/22	706

Mortgage Backed Securities (41%)
410,000	Banc of America Commercial Mortgage Inc., 4.176%, 11/10/41	402
1,110,000	Banc of America Commercial Mortgage Inc., 4.50%, 7/10/43	1,097
1,360,793	Countrywide Alternative Loan Trust, 4.05%, 6/25/35	1,373
1,398,664	Countrywide Home Loans, 4.88%, 8/25/34	1,415
2,746,638	CWHL 2004-HYB8 4A1, 4.98%, 1/20/35	2,794
457,418	FHR #2395 FT, 3.84%, 12/15/31	460
572,811	FNMA #670385, 6.50%, 9/1/32	594
2,500,000	FNMA TBA 4.50%, 8/1/20 (b)	2,459
4,650,000	FNMA TBA, 5.00%, 8/1/35 (b)	4,579
13,300,000	FNMA TBA, 5.50%, 8/1/34 (b)	13,367
6,800,000	FNMA TBA, 6.00%, 8/1/32 (b)	6,947
4,870,000	FNMA TBA, 6.50%, 8/1/34 (b)	5,037
1,174,206	GNMA #616826, 5.50%, 1/15/35	1,189
4,890,000	GNMA TBA, 5.50%, 8/1/34 (b)	4,949
1,080,000	GS Mortgage Securities Corp., 4.475%, 7/10/39	1,069
1,618,406	Impac CMB Trust, 4.30%, 10/25/33	1,618
440,000	JP Morgan Chase Commercial Sec Corp., 5.02%, 8/12/37	445
1,140,000	LB-UBS Commercial Mortgage Trust, 4.821%, 4/15/30	1,147
228,698	Liberty Funding Property Ltd. 144A, 3.78%, 12/10/34 (c)	229
1,590,000	Merrill Lynch Mortgage Trust, 4.556%, 5/12/43	1,578
1,419,519	Structured Asset Mortgage Investments Inc., 5.298%, 5/25/45	1,455
970,000	Wachovia Bank Commercial Mortgage Trust, 4.38%, 10/15/41	958
944,125	Washington Mutual, 4.95%, 8/25/35	946
9,631,598	Washington Mutual, IO, 0.653%, 11/26/07	91

U.S. Treasury (60%)
3,720,000	U.S. Treasury Bill, 2.89%, 8/25/05 (d)	3,712
4,360,000	U.S. Treasury Bill, 3.11%, 10/13/05 (d)	4,331
8,890,000	U.S. Treasury Bill, 3.33%, 10/27/05 (d)	8,819
60,000	U.S. Treasury Bond, 5.375%, 2/15/31	68
410,000	U.S. Treasury Bond, 6.00%, 2/15/26	488
5,536,000	U.S. Treasury Bond, 6.125%, 11/15/27	6,750
2,600,000	U.S. Treasury Bond, 6.25%, 8/15/23	3,135
8,680,000	U.S. Treasury Note, 2.375%, 8/31/06	8,539
10,810,000	U.S. Treasury Note, 3.375%, 2/15/08	10,635
1,290,000	U.S. Treasury Note, 4.00%, 2/15/15	1,260

OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
10,660,000	U.S. Treasury Note, 4.00%, 4/15/10	10,588
23,860,000	U.S. Treasury Note, 4.125%, 5/15/15	23,558

Investment Companies (2%)
2,389,160	Bunker Hill Money Market Fund*	2,389

Total (Cost - $194,764) (a) (142%)		194,176

Liabilities in excess of Other Assets (-42%)		(57,543)

Net Assets (100%)		$136,633

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund and delay delivery securities, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$606
Unrealized depreciation	(1,194)

Net unrealized depreciation	$(588)

(b)	Security was purchased on a delayed delivery basis.

(c)	Security offered only to qualified intitutions and not registered for sale to the public under rule 144A of the Securities Act of 1933.

(d)	Discount rate at time of purchase.

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation
Assets:
10/24/2005	BRL (BUY 1,657)	2.4603	$673	$19
12/9/2005	TRY (BUY 920)	1.3751	669	22
9/22/2005	TRY (BUY 912)	1.3458	678	10

			$2,020	$51

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
Bellsouth Corp. Default Swap	Sep-05	$1,000	$5
Lockheed Martin Corp. Default Swap	Aug-05	1,000	3

		$2,000	$8

Open Future Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation
8	Japanese TSE Topix Index	Sep-05	$9,961	$63

See notes to financial statements.

HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
Corporate Bonds (93%)

Automotive (3%)
1,990,000	Cooper Standard Auto, 8.375%, 12/15/2014	$1,751
3,600,000	Ford Motor Credit Co., 7.00%, 10/1/13	3,497
100,000	General Motors Acceptance Corp., 4.50%, 7/15/06	99
1,745,000	General Motors Acceptance Corp., 7.25%, 3/2/11	1,699
1,700,000	General Motors, 7.20%, 1/15/11	1,627
1,472,000	TRW Automotive Inc., 9.375%, 2/15/13	1,649

Banking (1%)
1,500,000	Citigroup (JSC Kazkommer) 144A, 7.375%, 4/7/14 (b)	1,504
1,750,000	Kazkommerts Int’l. 144A, 7.875%, 4/7/14 (b)	1,794

Basic Materials (7%)
750,000	Buckeye Technologies Inc., 8.50%, 10/1/13	774
2,720,000	Georgia-Pacific Corp., 8.125%, 5/15/11	3,053
750,000	Graphic Packaging Int’l, 8.50%, 8/15/11	784
2,185,000	Graphic Packaging Int’l, 9.50%, 8/15/13	2,240
3,565,000	Nalco Co., 7.75%, 11/15/11	3,792
3,330,000	Nova Chemicals Ltd., 6.50%, 1/15/12	3,309
4,445,000	Novelis Inc. 144A, 7.25%, 2/15/15 (b)	4,545
1,950,000	Owens-Brockway Glass, 6.75%, 12/1/14	1,982
3,670,000	Vedanta Resources 144A, 6.625%, 2/22/10 (b)	3,622

Building & Construction (2%)
2,560,000	D.R. Horton Inc., 5.625%, 9/15/14	2,562
1,000,000	Grohe Holdings 144A, 8.625%, 10/1/14 (b)	1,161
2,300,000	K. Hovnanian Enterprises, 6.50%, 1/15/14	2,346
1,000,000	K. Hovnanian Enterprises, 7.75%, 5/15/13	1,060
10,000	Ryland Group, 8.00%, 8/15/06	10

Cable Systems (3%)
3,000,000	Charter Comm Opt LLC/CAP. 144A, 8.00%, 4/30/12 (b)	3,045
4,150,000	CSC Holdings Inc., 7.625%, 4/1/11	4,181
70,000	CSC Holdings Inc., 8.125%, 07/15/09	72
3,205,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	3,277

Chemicals (1%)
1,500,000	Borden US/Nova Scot 144A, 9.00%, 7/15/14 (b)	1,551
2,680,000	Lyondell Chemical Co., 9.625%, 5/1/07	2,861
3,000	Lyondell Chemical Co., 9.875%, 5/1/07	3

Communications (8%)
3,740,000	Citizens Communications, 6.25%, 1/15/13	3,637
1,600,000	Eircom Funding, 8.25%, 8/15/13	1,712
3,850,000	Hanaro Telecom Inc. 144A, 7.00%, 2/1/12 (b)	3,871
2,750,000	Liberty Media Corp., 5.70%, 5/15/13	2,545
3,520,000	MCI Inc., 7.688%, 5/1/09	3,670
3,395,000	Nextel Communications, 7.375%, 8/1/15	3,658
100,000	Qwest Communications Int, 7.50%, 2/15/14	97
4,030,000	Qwest Corp., 6.875%, 9/15/33	3,496
3,000,000	Rogers Wireless Inc., 6.375%, 3/1/14	3,045
1,635,000	Rogers Wireless Inc., 7.50%, 3/15/15	1,786

Consumer Cyclicals (6%)
3,120,000	Central Garden & Pet Co., 9.125%, 2/1/13	3,370
2,004,000	Jafra Cosmetics, 10.75%, 5/15/11	2,244
2,025,000	Norcross Safety Products, 9.875%, 8/15/11	2,141
3,000,000	Oxford Industries Inc., 8.875%, 6/1/11	3,218
2,000,000	Service Corp. International 144A, 7.00%, 6/15/17 (b)	2,053
2,550,000	Town Sports International, 9.625%, 4/15/11	2,706
3,220,000	United Auto Group Inc., 9.625%, 3/15/12	3,470

Consumer Goods and Services (14%)
2,500,000	Cenveo Corp., 7.875%, 12/1/13	2,416
2,750,000	Chaoda Modern Agricult 144A, 7.75%, 2/8/10 (b)	2,688
2,900,000	Elizabeth Arden Inc., 7.75%, 1/15/14	3,063
3,190,000	Ingles Markets Inc., 8.875%, 12/1/11	3,373
2,580,000	Iron Mountain Inc., 6.625%, 1/1/16	2,457
3,050,000	Jean Coutu Group PJC Inc., 8.50%, 8/1/14	3,023
3,720,000	Jostens IH Corp., 7.625%, 10/1/12	3,767
1,410,000	Leslie’s Poolmart, 7.75%, 2/1/13	1,435
3,596,000	Nectar Merger Corp., 7.75%, 2/15/14	3,632
650,000	Petro Stopping Center 144A, 9.00%, 2/15/12 (b)	660

HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
3,500,000	Petro Stopping Center, 9.00%, 2/15/12	3,553
3,435,000	Roundy’s Inc, 8.875%, 6/15/12	3,641
2,800,000	Sealy Mattress Co., 8.25%, 6/15/14	2,982
3,335,000	Stater Brothers Holdings, 8.125%, 6/15/12	3,368
4,305,000	United Rentals, 6.50%, 2/15/12	4,187
1,980,000	Victoria Acquisition 144A, 7.875%, 10/1/14 (b)	2,202

Energy (5%)
2,495,000	Chesapeake Energy Corp., 6.875%, 1/15/16	2,589
478,692	Dresser, Inc., Term Loan, 4.46%, 4/10/09	486
4,475,000	El Paso Production Holding, 7.75%, 6/1/13	4,749
1,225,000	Energy Partners Ltd., 8.75%, 8/1/10	1,299
1,450,000	KCS Energy Inc., 7.125%, 4/1/12	1,486
1,250,000	MSW Energy Holdings, 7.375%, 9/1/10	1,300
5,000	Peabody Energy Corp., 6.875%, 3/15/13	5
3,215,000	Reliant Resources Inc., 9.50%, 7/15/13	3,577

Food-Retail (2%)
2,200,000	Carrols Corp. 144A, 9.00%, 1/15/13 (b)	2,283
3,140,000	Landry’s Restaurants Inc., 7.50%, 12/15/14	3,105

Gaming (6%)
3,335,000	Boyd Gaming Corp., 7.75%, 12/15/12	3,568
75,000	Boyd Gaming Corp., 8.75%, 4/15/12	81
2,500,000	Herbst Gaming Inc., 8.125%, 6/1/12	2,656
3,445,000	Isle of Capri Casinos, 7.00%, 3/1/14	3,471
75,000	Mandalay Resort Group, 6.45%, 2/1/06	76
2,295,000	MGM Mirage Inc., 6.75%, 9/1/12	2,375
3,200,000	Station Casinos, 6.50%, 2/1/14	3,280
500,000	Station Casinos, 6.875%, 3/1/16	515
4,820,000	Wynn Las Vegas LLC/Corp., 6.625%, 12/1/14	4,693

Healthcare (8%)
675,000	Alliance Imaging, 7.25%, 12/15/12	645
3,900,000	Davita Inc. 144A, 7.25%, 3/15/15 (b)	4,037
2,460,000	HCA Inc., 5.75%, 3/15/14	2,420
3,505,000	Iasis Healthcare, 8.75%, 6/15/14	3,816
3,500,000	Select Medical Corp., 7.625%, 2/1/15 (b)	3,456
4,270,000	Tenet Healthcare Corp., 6.50%, 6/1/12	4,067
4,320,000	Triad Hospitals Inc., 7.00%, 11/15/13	4,450
3,920,000	US Oncology Inc., 9.00%, 8/15/12	4,273

Industrial (7%)
5,235,000	Allied Waste North America, 6.125%, 2/15/14	4,895
3,745,000	Aviall Inc., 7.625%, 7/1/11	3,951
5,000	Ball Corp., 6.875%, 12/15/12	5
750,000	Bombardier Inc. 144A, 6.75%, 5/1/12 (b)	731
325,000	Dana Corp., 6.50%, 3/1/09	322
1,500,000	K&F Acquisition Inc., 7.75%, 11/15/14	1,538
3,300,000	L-3 Communications Corp., 5.875%, 1/15/15	3,226
1,900,000	Noble Group Ltd. 144A, 6.625%, 3/17/15 (b)	1,756
3,950,000	Rayovac Corp., 7.375%, 2/1/15 (b)	3,901
3,485,000	Sequa Corp., 9.00%, 8/1/09	3,868
2,165,000	Williams Scotsman Inc., 9.875%, 6/1/07	2,122

Leisure and Hotel (3%)
3,700,000	Equinox Holdings Inc., 9.00%, 12/15/09	3,848
3,400,000	Grupo Posadas Sa De 144A, 8.75%, 10/4/11 (b)	3,638
2,030,000	Meristar Hospitality Corp., 9.00%, 1/15/08	2,121
1,310,000	Meristar Hospitality Corp., 9.125%, 1/15/11	1,392

Paper and Related Products (2%)
2,970,000	Abitibi-Consolidated Inc., 7.75%, 6/15/11	3,029
1,600,000	Bowater Inc., 6.41%, 3/15/10	1,632
3,410,000	Bowater Inc., 6.50%, 6/15/13	3,367

Multimedia (5%)
3,550,000	Dex Media Inc., 8.00%, 11/15/13	3,798
3,535,000	Houghton Mifflin Co., 8.25%, 2/1/11	3,716
2,095,000	LCE Acquisition Corp. 144A, 9.00%, 8/1/14 (b)	2,042
3,300,000	Lighthouse Int’l 144A, 8.00%, 4/30/14 (b)	4,151
2,050,000	Media News Group Inc., 6.375%, 4/1/14	1,999
2,600,000	Warner Music Group, 7.375%, 4/15/14	2,685

HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
Satellite (3%)
670,000	Echostar DBS Corp., 6.375%, 10/1/11	667
3,550,000	Echostar DBS Corp., 6.625%,10/1/14	3,523
2,090,000	Intelsat Bermuda Ltd. 144A, 8.625%, 1/15/15 (b)	2,226
3,526,000	Panamsat Corp., 9.00%, 8/15/14	3,896

Technology (3%)
750,000	Freescale Semiconductor, 7.125%, 7/15/14	799
1,000,000	Sungard Data Systems Inc. 144A, 9.125%, 8/15/13 (b)	1,039
3,410,000	Unisys Corp., 6.875%, 3/15/10	3,376
3,655,000	Xerox Corporation, 6.875%, 8/15/11	3,819

Telecommunications (0%)
972,000	Cingular Wireless Services, 7.50%, 5/1/07	1,022

Utilities (4%)
2,280,000	AES Corp., 7.75%, 3/1/14	2,485
3,760,000	Edison Mission Energy, 7.73%, 6/15/09	3,967
1,325,000	MSW Energy Holdings, 8.50%, 9/1/10	1,424
1,385,000	PSEG Energy Holdings, 8.50%, 6/15/11	1,513
825,000	PSEG Energy Holdings, 8.625%, 2/15/08	881
2,450,000	Williams Cos Inc., 7.125%, 9/1/11	2,671

Total Corporate Bonds		318,815

Investment Companies (5%)
17,945,936	Bunker Hill Money Market Fund*	17,946

Total (Cost - $332,952) (a) (98%)		336,761

Other Assets, net of Liabilities (2%)		6,996

Net Assets (100%)		$343,757

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$6,625
Unrealized depreciation	(2,816)

Net unrealized appreciation	$3,809

(b)	Security offered only to qualified intitutions and not registered for sale to the public under rule 144A of the Securities Act of 1933.

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Depreciation
Liabilities
8/5/2005	Euro (Sell 6,660)	1.2126	$8,076	$(120)

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
Bellsouth Corp. Default Swap	Sep-05	$1,000	$5
Brazil (LTN) Credit Linked Swap	Jan-06	8,000	228
Lockheed Martin Corp. Default Swap	Aug-05	1,000	3
Turkey 3 Year Total Return Swap	Oct-07	3,200	131

		$13,200	$367

See notes to financial statements.

TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
General Obligations (42%)
475,000	Bethlehem NY, 5.25%, 3/1/08	$497
350,000	California State, 5.00%, 2/1/32	364
650,000	California State, 5.00%, 7/1/12	709
500,000	California State Economic Recovery, 5.00%, 7/1/23	527
500,000	Dublin CA Unified School District, 5.00%, 8/1/21	531
600,000	Florida State Board of Education, 5.75%, 6/1/12	672
600,000	Georgia State, 5.00%, 3/1/13	657
700,000	Gilroy, CA Unified School Dist., 5.25%, 8/1/19	766
600,000	Glendale, AZ, 5.30%, 7/1/12	647
350,000	Minnesota State, 5.50%, 6/1/08	374
500,000	Montgomery County MD, 5.00%, 1/1/10	528
500,000	Nevada State, 5.00%, 8/1/07	519
200,000	Pennsylvania State, 5.00%, 2/1/09	212
365,000	Pennsylvania State, 5.00%, 5/1/09	389
370,000	Plano, TX, 5.00%, 9/1/15	402
5,000	Prince Georges County, MD, 5.50%, 5/15/13	6
310,000	San Bernardino CA Community College District, 5.00%, 8/1/15	342
500,000	Summit County OH, 5.50%, 12/1/15	570
500,000	Travis County, TX, 5.00%, 3/1/14	546

Total General Obligations		9,258

Revenue (59%)

Airport/Port (2%)
400,000	Metropolitan DC Airport Authority, 5.375%, 10/1/14	432

Healthcare (2%)
400,000	Multnomah County, OR Hospital Facs Auth., 5.25%, 10/1/13	442

Housing (1%)
170,000	Wisconsin Housing & Economic Development Authority, 5.30%, 11/1/05	170

Industrial Development/Pollution Control (4%)
100,000	Hammond IND Pollution Control, 2.32%, 2/1/22	100
500,000	Jackson County, MS Port Facility, 2.32%, 6/1/23	500
100,000	Uinta County, WY Pollution Control, 2.30%, 8/15/20	100
250,000	Union County, NJ Utilities Authority, 4.75%, 6/15/09	261

Lease (10%)
355,000	California St Pub Wks Brd, 5.00%, 11/1/18	382
700,000	California State Public Works, 5.25%, 6/1/13	762
250,000	Charleston, SC Education Excellence Fin. Corp., 5.00%, 12/1/09	265
530,000	Lancaster, SC Edl Assistance, 5.25%, 12/1/17	564
300,000	Laurens County, S C School District, 5.25%, 12/01/22	313

Miscellaneous (4%)
415,000	Golden State Tobacco Securitization Corp, 5.00%, 6/1/17	427
100,000	Golden State Tobacco Securitization Corp, 5.25%, 6/1/16	100
250,000	Tobacco Settlement Financing Corporation, NY, 5.25%, 6/1/13	263

Prerefunded (11%)
120,000	Kansas State Department of Transportation, 5.50%, 9/1/08	129
500,000	Lake Orion, Mich Cmnty School District, 5.85%, 5/1/16	557
100,000	Lenior City, TN Electric System, 4.80%, 6/1/11	105
300,000	Metropolitan Water District of Southn CA, 5.00%, 7/1/26	318
365,000	New Jersey State Transportation Authority, 6.50%, 6/15/10	418
600,000	Oregon State Department Admin. Services Lottery Revenue, 5.75%, 4/1/14	660
300,000	Rutherford County, TN, 5.30%, 4/1/11	327

TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
Tax-Backed (2%)
235,000	New Jersey Economic Development Auth., 5.00%, 6/15/07	242
240,000	Phoenix, AZ Civic Improvement Corp., 5.25%, 7/1/09	254

Transportation (3%)
100,000	Los Angeles County, CA Transportation Authority, 5.00%, 7/1/09	107
380,000	Missouri State Highways & Trans Commn, 5.00%, 5/1/15	419

University (6%)
500,000	Pennsylvania State Higher Edl Facilities, 2.32%, 11/1/27	500
195,000	Richmond County, GA Dev Auth., 5.00%, 2/1/11	206
500,000	Southwest Higher Ed Auth., TX, 2.31%, 7/1/15	500
150,000	Utica, NY Industrical Development Agency, 6.875%, 12/1/14	161

Water & Sewer (14%)
400,000	California State Department of Water Resources, 5.00%, 12/1/16	437
550,000	Dallas, TX Waterworks & Sewer System, 5.50%, 10/1/10	595
335,000	New York City, NY Municipal Water Authority, 5.00%, 6/15/27	356
600,000	New York City, NY Municipal Water Authority, 5.25%, 6/15/15	654
700,000	Prince William County VA Service Authority, 5.00%, 7/1/17	765
205,000	Virginia State Resources Authority, 5.00%, 11/1/11	219

Total Revenue		13,010

Investment Companies (0%)
88,970	Dreyfus Tax Exempt Cash Management Fund	89

Total (Cost - $22,096) (a) (101%)		22,357

Liabilities in excess of Other Assets (-1%)		(258)

Net Assets (100%)		$22,099

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$354
Unrealized depreciation	(93)

Net unrealized appreciation	$261

Open Future Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Depreciation
16	U.S. Treasury 10 Year Note Future	Sep-05	$1,776	$(7)

See notes to financial statements.

CALIFORNIA MUNICIPAL INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
General Obligations (40%)
1,100,000	California State Economic Recovery, 5.25%, 7/1/12	$1,209
1,000,000	California State, 5.00%, 2/1/12	1,077
500,000	California State, 5.00%, 2/1/20	529
650,000	California State, 5.00%, 2/1/32	676
1,130,000	California State, 5.00%, 6/1/14	1,233
550,000	Chaffey, CA Union High School District, 5.50%, 8/1/17	613
1,100,000	Gilroy, CA Unified School Dist., 5.25%, 8/1/19	1,204
1,000,000	Los Angeles City, CA, 5.00%, 9/1/10	1,078
1,000,000	Los Angeles, CA Unified School District, 6.00%, 7/1/14	1,178
1,000,000	Newport Mesa, CA School District, 5.00%, 8/1/15	1,081
185,000	Peralta, CA Community College District, 5.25%, 8/1/06	190
1,000,000	Puerto Rico Commonwealth, 5.50%, 7/1/17	1,153
1,000,000	Sacramento, CA City Unified School District, 5.75%, 7/1/15	1,117

Total General Obligation		12,338

Revenue (60%)

Airport/Port (5%)
1,000,000	San Diego, CA Port District, 5.00%, 9/1/13	1,068
550,000	San Jose, CA Airport Revenue, 5.25%, 3/1/16	590

Electric & Gas (6%)
1,060,000	Glendale, CA Electric Works, 5.75%, 2/1/14	1,194
600,000	Sacramento, CA Municipal Utilities District, 5.00%, 8/15/28	632

Healthcare (1%)
400,000	CA Statewide Cmntys Development Authority, 2.30%, 4/1/34	394

Industrial Development/Pollution Control (4%)
450,000	Golden State Tobacco Securitization Corp, 5.00%, 6/1/17	463
300,000	Golden State Tobacco Securitization Corp, 5.25%, 6/1/16	300
250,000	Golden State Tobacco Securitization Corp., 5.75%, 6/1/22	267
150,000	Utica, NY Industrical Development Agency, 6.875%, 12/1/14	161

Lease (9%)
300,000	California State Public Works, 5.25%, 6/1/13	328
1,000,000	California State Public Works, 5.50%, 6/1/15	1,110
600,000	California State Public Works, 5.50%, 6/1/18	655
700,000	Orange County, CA Sanitation Districts, 1.88%, 8/1/30	700

Pre-Refunded (11%)
1,000,000	California Educational Facilities Authority, 5.75%, 9/1/26	1,052
55,000	Contra Costa County, CA, 5.125%, 8/1/11	60
1,000,000	Los Gatos, CA School District, 5.00%, 6/1/27	1,109
500,000	Puerto Rico Infrastructure Financing Authority SPL, 5.50%, 10/1/17	552
500,000	San Jose Evergreen CA, Community College District, 5.00%, 9/1/20	553

Tax Allocation (1%)
195,000	Contra Costa County, CA, 5.125%, 8/1/11	205
160,000	San Dimas, CA Redevelopment Agency Tax Allocation, 6.75%, 9/1/16	160

Transportation (11%)
1,000,000	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15	1,154
1,025,000	San Diego County, CA Transportation Commission, 6.00%, 4/1/06	1,048
1,000,000	San Mateo County, CA Transit District, 5.50%, 6/1/17	1,152

University (1%)
200,000	California Educational Facilities Authority, 5.70%, 10/1/11	226

Water & Sewer (12%)
1,000,000	CA Infrastructure & Economic Development Bank, 2.24%, 4/1/42	1,000

CALIFORNIA MUNICIPAL INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
100,000	CA Infrastructure & Economic Development Bank, 5.00%, 10/1/07	106
1,000,000	California State Department of Water Resources, 5.00%, 12/1/16	1,093
300,000	Metropolitan Water District, CA, 1.61%, 7/1/35	300
1,000,000	Sacramento County, CA Sanitation District, 6.00%, 12/1/15	1,122

Total Revenue		17,632

Investment Companies (0%)
89,887	Dreyfus State Tax Exempt	89

Total (Cost - $30,140) (a) (101%)		30,059

Liabilities in excess of Other Assets (-1%)		(165)

Net Assets (100%)		$29,894

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,109
Unrealized depreciation	(68)

Net unrealized appreciation	$1,041

Open Future Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Depreciation
24	U.S. Treasury 10 Year Note Future	Sep-05	$2,664	$(11)

See notes to financial statements.

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
Common Stocks (99%)

Consumer Discretionary (5%)
65,300	General Motors Corp.	$2,405

Consumer Staples (9%)
42,000	Altria Group, Inc.	2,812
31,500	Coca-Cola Co.	1,379

Exchange Traded Funds (47%)
84,800	iShares Russell 1000 Value Index Fund	5,819
198,400	iShares S&P 500	12,735
31,000	S&P 500 Depository Receipt	3,836

Financial (10%)
53,500	Citigroup Inc.	2,327
66,800	JPMorgan Chase & Co.	2,347

Healthcare (11%)
82,500	Merck & Co. Inc.	2,563
98,200	Pfizer, Inc.	2,602

Industrial (2%)
31,700	General Electric Co.	1,094

Materials (5%)
53,900	DuPont De Nemours and Co.	2,301

Telecommunications (10%)
101,200	SBC Communications, Inc.	2,474
64,100	Verizon Communications Inc.	2,194

Total Common Stocks		46,888

Investment Companies (1%)
411,123	Bunker Hill Money Market Fund*	412

Total (Cost - $43,703) (a) (100%)		47,299

Other Assets, net of Liabilities (0%)		55

Net Assets (100%)		$47,354

*	Affiliated Investment

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,596
Unrealized depreciation	(2,000)

Net unrealized appreciation	$3,596

See notes to financial statements.

MARKET RETURN FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (11%)
400,000	Aesop Funding LLC. 144A, 3.66%, 7/20/07 (b)	$401
550,000	AIGMT 2003-1 A, 3.69%, 11/15/07	550
832,874	Americredit Automobile Receivables Trust, 4.41%, 11/12/08	834
24,344	Ameriquest Mortgage Securities Inc., 3.87%, 2/25/33	24
296,814	Bear Stearns ABS, 5.09%, 6/25/43	301
252,349	Bear Stearns ABS, 6.36%, 6/25/43	258
69,453	Bear Stearns Mortgage Trust, 4.51%, 4/25/33	70
472,587	CARAT 2003-3 A2B, 3.45%, 10/16/06	473
2,033,241	CBASS 2004-CB6, 3.79%, 7/25/35	2,039
200,000	Chase Credit Card Master Trust, 3.59%, 5/15/09	200
130,295	Chase Funding Mortgage Loan, 3.79%, 11/25/32	131
500,000	Citibank Credit Card Issuance Trust, 3.66%, 3/7/08	500
336,603	CWL 2004-1 3A, 3.74%, 4/25/34	337
2,000,000	CXHE 2005-A AV2, 3.66%, 7/25/34	2,002
250,000	Discover Card Master Trust, 3.74%, 4/15/08	250
285,015	Granite Mortgages, 3.81%, 1/20/20	285
1,680,689	HART 2004-A, 2.36%, 9/15/07	1,672
29,749	LBFRC 2003-LLFA A1 144A, 3.68%, 12/16/14 (b)	30
1,691	MFN Auto Receivables Trust, 5.07%, 6/15/07	2
1,118,294	NCHET 2004-3 A2, 3.89%, 11/25/34	1,122
292,371	OOMLT 2003-1 A2, 3.88%, 2/25/33	293
199,303	Option One Mortgage Loan Trust, 4.21%, 2/25/32	200
255,957	PUMA Finance Ltd., 3.46%, 8/8/34	257
1,200,000	RCFC 2001-1A 144A, 3.73%, 4/25/07 (b)	1,201
66,582	Samsung Capital Auto 144A, 3.82%, 5/23/08 (b)	67
254,829	Saxon Asset Securities Trust, 3.73%, 2/25/35	255

Corporate Bonds (15%)
100,000	Allied Waste North America, 8.50%, 12/1/08	105
500,000	America Movil SA de CV, 4.288%, 4/27/07	500
500,000	American Electric Power Co. Inc., 6.125%, 5/15/06	507
250,000	American Express, 5.50%, 9/12/06	253
800,000	American General Finance, 3.73%, 1/18/08	800
150,000	AmerisourceBergen Corp., 8.125%, 9/1/08	162
100,000	Autonation Inc., 9.00%, 8/1/08	110
245,000	Bank One Corp., 7.625%, 8/1/05	245
160,000	British Telecom PLC, 7.875%, 12/15/05	162
500,000	Capital One Bank, 6.875%, 2/1/06	506
500,000	Centex Corp., 3.94%, 8/1/07	500
1,000,000	Cit Group Inc., 3.50%, 5/23/08	1,001
725,000	Corp Andina De Fomento, 4.01%, 1/26/07	725
1,000,000	Countrywide Financial Corp., 3.71%, 4/11/07	1,001
750,000	Devon Energy Corp., 2.75%, 8/1/06	736
500,000	Duke Capital LLC, 4.302%, 5/18/06	500
750,000	Duke Reality Corp., 3.70%, 12/22/06	750
150,000	Echostar DBS Corp., 5.75%, 10/1/08	149
150,000	Georgia-Pacific Corp., 7.50%, 5/15/06	153
280,000	Goldman Sachs Group, 3.35%, 5/11/07	280
150,000	HCA Inc., 5.25%, 11/6/08	149
900,000	HSBC Finance Corp., 3.55%, 11/16/09	903
150,000	KB Home, 8.625%, 12/15/08	163
650,000	Lehman Brothers Holdings, 6.25%, 5/15/06	660
600,000	Lennar Corp., 3.78%, 8/20/07	602
100,000	Mandalay Resort Group, 6.45%, 2/1/06	101
600,000	Masco Corp. 144A, 3.62%, 3/9/07 (b)	601
150,000	Masco Corp., 6.75%, 3/15/06	152
150,000	MGM Mirage Inc., 6.00%, 10/1/09	150
850,000	Morgan Stanley, 3.734%, 1/18/08	850
830,000	Nisource Finance Corp., 7.625%, 11/15/05	838
150,000	Owens-Brockway, 8.875%, 2/15/09	159

MARKET RETURN FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
150,000	Panamsat Corp., 6.375%, 1/15/08	153
150,000	PSEG Energy Holdings, 8.625%, 2/15/08	160
150,000	Rogers Wireless Inc., 6.535%, 12/15/10	156
125,000	Ryland Group, 8.00%, 8/15/06	129
600,000	Southtrust Bank NA, 3.46%, 6/14/07	601
150,000	Starwood Hotels Resorts, 7.375%, 5/1/07	156
700,000	TCI Communications Inc., 6.875%, 2/15/06	709
375,000	TXU ENERGY CO LLC, 4.36%, 1/17/06	375
1,000,000	Union Pacific Corp., 6.70%, 12/1/06	1,026
150,000	Unisys Corp., 6.875%, 3/15/10	149
500,000	Weyerhaeuser Co., 6.00%, 8/1/06	507

Exchange Traded Funds (1%)
7,000	S&P 500 Depository Receipt	866

Foreign Government (1%)
77,447	Croatia, FRN, 4.73%, 7/31/06	78
13,000,000	Mexican Fixed Rate Bonds, 9.00%, 12/24/09	1,216
160,000	Republic of Chile, 4.07%, 1/28/08	161

Mortgage Backed Securities (22%)
965,925	BSARM 2001-7 IIA, 4.44%, 6/25/31	978
515,833	BSARM 2004-4 A1B, 3.517%, 6/25/34	515
105,227	Citicorp Mortgage Securities Inc., 5.75%, 2/25/33	105
1,490,962	Countrywide Home Loans, 4.88%, 8/25/34	1,508
7,370,021	CWALT 2004-J4 1A IO, 1.50%, 6/25/34	74
825,448	CWHL 2004-7 6A1, 4.65%, 5/25/34	846
18,461	Drexel Burnham Lambert CMO Trust, 3.88%, 5/1/16	18
100,517	FHLMC #789347, 5.70%, 4/1/32	103
282,750	FHR 2411 FT, 3.64%, 6/15/21	283
172,714	FHR 2518 FP, 3.64%, 10/15/32	173
188,677	First Horizon, 4.92%, 3/25/33	189
162,866	FNMA #543364, 4.59%, 5/1/21	166
1,029,766	FNMA #661027, 4.39%, 7/1/27	1,043
381,040	FNMA #708712, 4.30%, 6/1/33	380
1,907,529	FNMA, 4.53%, 2/25/44	1,953
417,641	FNMA, 4.74%, 10/25/42	424
503,375	FRBPT 2002 A2, 3.79%, 11/15/32	504
169,899	GNMA 2002-24, 3.96%, 4/16/32	171
156,386	GNMA, 3.81%, 9/16/31	157
134,786	GNR 2001-33 F, 3.88%, 7/20/31	136
969,084	Granite Mortgages PLC, 3.78%, 7/20/20	970
1,240,000	GS Mortgage Securities Corp., 4.475%, 7/10/39	1,227
152,251	Impac CMB Trust, 3.72%, 4/25/34	153
1,441,992	Impac CMB Trust, 3.88%, 9/25/34	1,448
2,200,000	LB-UBS Commercial Mortgage Trust, 4.821%, 4/15/30	2,213
606,250	Mellon Residential Funding Corp., 3.82%, 11/15/32	606
1,439,012	MLCC Mortgage Investors, Inc., 4.77%, 8/25/29	1,458
1,037,605	MSM 2004-5AR, 4.64%, 7/25/34	1,064
1,926,596	RAST 2005-A5, 3.76%, 5/25/35	1,914
1,524,510	SAMI 2004-AR6, 4.515%, 2/19/35	1,553
209,275	SASC 2002-16A Class 2A1, 5.68%, 8/25/32	210
412,853	Sequoia Mortgage Trust, 3.83%, 10/20/27	413
280,625	Structured Asset Mortgage Investments Inc., 4.42%, 3/25/32	283
585,938	Structured Asset Mortgage Investments Inc., 5.32%, 7/25/32	599
701,323	Structured Asset Securities Corp., 5.24%, 3/25/33	715
237,224	TMST 2003-2 A1, 3.80%, 4/25/43	237
55,460	WAMU 2000-1 M2, 4.26%, 1/25/40	56
1,068,780	WAMU 2004-AR8, 3.80%, 6/25/44	1,069
185,179	Washington Mutual, 4.00%, 12/25/40	185
1,824,934	Washington Mutual, IO, 0.653%, 11/26/07	17
1,862,189	WFMBS 2005-AR9, 4.362%, 9/23/33	1,858

MARKET RETURN FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
U.S. Government (12%)
5,000,000	FNMA Disc Note, 3.80%, 6/16/06 (c)	4,827
9,000,000	U.S. Treasury Bill, 2.98%, 9/29/05 (c)	8,953
375,000	U.S. Treasury Note, 3.625%, 4/30/07	373

Investment Companies (7%)
8,155,360	Bunker Hill Money Market Fund*	8,155

Total (Cost - $84,966) (a) (69%)		84,951

Other Assets, net of Liabilities (31%)		38,521

Net Assets (100%)		$123,472

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$189
Unrealized depreciation	(204)

Net unrealized depreciation	$(15)

(b)	Security offered only to qualified intitutions and not registered for sale to the public under rule 144A of the Securities Act of 1933.

(c)	Discount rate at time of purchase.

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation
Assets:
8/1/2005	MXN (BUY 6,493)	10.5955	$613	$4

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
Pay Fixed U.S. 5 year Interest Rate Swap	Jun-10	$3,300	$46

Open Future Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation
396	S&P 500	Sep-05	$122,443	$3,135

See notes to financial statements.

U.S. GROWTH LEADERS FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
Common Stocks (89%)

Consumer Discretionary (16%)
3,000	Abercrombie & Fitch Co	$216
12,400	American Eagle Outfitters, Inc.	409
9,000	Coach Inc. (b)	316
12,400	Constellation Brands, Inc. (b)	340
8,200	D.R. Horton, Inc.	337
3,100	Getty Images, Inc. (b)	250
6,100	Hovnanian Enterprises, Inc. (b)	431
5,200	KB Home	426
4,900	Lowe’s Cos, Inc.	325
2,500	Nike Inc. - Cl. B	210
5,300	Wal-Mart Stores, Inc.	262

Consumer Staples (6%)
5,800	Coca-Cola Co.	254
14,400	CVS Corp.	447
2,000	Fortune Brands, Inc.	189
3,000	Pepsico, Inc.	164
2,000	Whole Foods Market Inc.	273

Energy (6%)
3,600	Electronic Arts Inc. (b)	207
2,800	Exxon Mobil Corp.	165
5,100	Occidental Petroleum Corp.	420
3,700	Transocean Inc. (b)	209
3,700	Valero Energy Corp.	306

Financials (12%)
6,600	Allstate Corp.	404
5,900	Bank of America Corp.	257
4,000	Golden West Financial Corp.	261
4,600	Las Vegas Sands Corp. (b)	185
5,200	New Century Financial Corp.	272
6,600	Prudential Financial Inc.	442
5,600	Public Storage	374
4,200	Simon Property Group Inc.	335
6,900	W. R. Berkley Corp.	258

Healthcare (16%)
3,800	Aetna Inc.	294
3,500	Affymetrix, Inc. (b)	163
8,100	Celgene Corp. (b)	388
3,500	Dade Behring Holdings Inc.	265
6,900	DaVita Inc. (b)	326
7,600	Express Scripts, Inc. (b)	397
4,600	Gilead Sciences Inc. (b)	206
3,200	HCA Inc.	158
2,500	Invitrogen Corporation (b)	214
6,500	Johnson & Johnson	416
3,200	Quest Diagnostics Inc.	164
4,300	Sanofi-Aventis	186
6,100	UnitedHealth Group Inc.	319

Industrials (7%)
4,300	Boeing Co.	284
5,400	Burlington Northern Santa Fe Corp.	293
3,700	FedEx Corp.	311
9,100	General Electric Co.	314
2,100	ITT Industries Inc	223
4,500	Pentair Inc.	181

Materials (3%)
4,400	Air Products & Chemicals Inc.	263
7,200	Consol Energy Inc.	485

U.S. GROWTH LEADERS FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
Technology (19%)
7,200	Adobe Systems	213
7,600	Adtran Inc	203
7,500	Ametek Inc.	309
8,400	Autodesk, Inc. (b)	287
10,200	Cognizant Technology Solutions Corp. (b)	501
11,300	Corning Inc. (b)	215
11,600	Freescale Semiconductor Inc. (b)	296
400	Google Inc. (b)	115
8,800	Hewlett-Packard Co.	217
11,400	Intel Corporation	309
3,800	International Business Machines Corp.	317
10,400	Motorola, Inc.	220
5,200	NCR Corp. (b)	181
22,900	Sirius Satellite Radio Inc. (b)	156
13,900	Texas Instruments, Inc.	442
7,800	Yahoo!, Inc. (b)	260

Telecommunications (1%)
12,900	Nextel Partners, Inc. (b)	321

Utilities (3%)
6,800	AGL Resources Inc.	262
7,900	Allegheny Energy Inc. (b)	225
3,200	TXU Corp.	277

Total Common Stocks		20,120

Investment Companies (11%)
2,559,399	Bunker Hill Money Market Fund*	2,559

Total (Cost - $19,287) (a) (100%)		22,679

Liabilities in excess of Other Assets (-0%)		(22)

Net Assets (100%)		$22,657

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,530
Unrealized depreciation	(138)

Net unrealized appreciation	$3,392

(b)	Non-income producing security.

(c)	All or a portion of the security is held by the custodian in a segregated account.

Open Future Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation
4	S&P 500	Sep-05	$1,239	$33

See notes to financial statements.

SMALL CAP LEADERS FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
Common Stocks (90%)

Consumer Discretionary (14%)
2,300	Beazer Homes USA, Inc.	$151
3,600	Brookfield Homes Corp.	179
2,900	Brown Shoe Company, Inc.	114
3,400	Guitar Center Inc. (b)	220
2,300	Hibbett Sporting Goods Inc. (b)	92
2,800	Meritage Homes Corp.	260
8,800	Mikohn Gaming Corp. (b)	123
4,700	Scientific Games Corp. (b)	129
4,300	Stein Mart, Inc.	98
6,100	True Religion Apparel, Inc. (b)	103

Consumer Staples (7%)
6,400	Domino’s Pizza, Inc.	160
3,100	Hansen Natural Corp. (b)	286
2,400	P.F. Chang’s China Bistro, Inc. (b)	137
4,300	SCP Pool Corp.	157

Energy (10%)
1,100	BP Prudhoe Bay Royalty Trust	82
2,700	Cal Dive International, Inc. (b)	160
2,400	Coherent Inc (b)	82
4,900	Foundation Coal Holdings, Inc.	163
5,600	Frontier Oil	157
3,900	Remington Oil & Gas Corp. (b)	154
2,200	San Juan Basin Royalty Trust	100
3,500	Unit Corp. (b)	166

Exchange Traded Funds (10%)
15,100	iShares Russell 2000 Growth Index Fund	1,048

Financial (6%)
800	Ctrip.Com International Ltd.	44
2,800	Kilroy Realty Corp.	146
1,800	Philadelphia Consolidated Holding Corp. (b)	149
6,200	UCBH Holding Inc.	113
4,000	Vineyard National Bancorp Co.	134

Health Care (19%)
3,200	American Healthways Inc. (b)	143
3,800	Arthrocare Corp. (b)	139
2,900	Aspect Medical Systems, Inc. (b)	96
2,200	Bright Horizons Family Solutions, Inc. (b)	101
2,500	Cerner Corp. (b)	189
3,200	Chemed Corp.	138
2,800	Genesis HealthCare Corp. (b)	126
7,600	Healthcare Services Group, Inc.	139
4,500	HI-Tech Pharmacal Co., Inc. (b)	126
2,200	IDEXX Laboratories, Inc. (b)	140
8,200	Natus Medical Inc. (b)	90
2,600	Pharmaceutical Product Development (b)	149
3,300	Radiation Therapy Services, Inc. (b)	86
1,700	ResMed, Inc. (b)	114
3,750	United Surgical Partners International Inc. (b)	135
2,000	United Therapeutics Corp. (b)	107

Industrials (11%)
3,500	FTI Consulting Inc. (b)	84
2,300	IDEX Corp.	101
8,400	Labor Ready, Inc. (b)	199
2,000	Roper Industries, Inc.	154
1,500	Titanium Metals Corp. (b)	96
2,300	Toro Co.	93

SMALL CAP LEADERS FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
4,700	Waste Connections, Inc. (b)	169
2,600	Watsco, Inc.	123
4,000	Wesco International, Inc. (b)	136

Materials (2%)
1,300	Building Materials Holding Corp.	108
2,100	Florida Rock Industries Inc.	115

Technology (9%)
2,200	Avid Technology, Inc. (b)	90
1,900	Global Payments Inc.	126
1,800	MICROS Systems Inc. (b)	77
3,400	NICE Systems Ltd. (b)	142
4,000	SRA International, Inc. (b)	148
3,200	Stewart & Stevenson Services, Inc.	74
3,800	Trimble Navigation Ltd. (b)	148
2,600	Varian Semiconductor Equipment Associates, Inc. (b)	108

Telecommunication (2%)
9,800	Alamosa Holdings Inc. (b)	157
3,900	Jamdat Mobile Inc. (b)	112

Total Common Stocks		9,485

U.S. Government Agency (5%)
500,000	FHLMC Disc Note, 3.11%, 8/9/05 (c)	500

Investment Companies (2%)
179,590	Bunker Hill Money Market Fund*	180

Total (Cost - $8,736) (a) (97%)		10,165

Other Assets, net of Liabilities (3%)		367

Net Assets (100%)		$10,532

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,501
Unrealized depreciation	(72)

Net unrealized appreciation	$1,429

(b)	Non-income producing security.

(c)	Discount rate at time of purchase.

Open Future Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation
2	Russell 2000	Sep-05	$682	$47

See notes to financial statements.

GLOBAL SHORT BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
Brazil (USD) (1%)
1,990,000	Republic of Brazil, 11.50%, 3/12/08	$2,265

Columbia (USD) (1%)
1,300,000	Republic of Colombia, 9.75%, 4/23/09	1,476

Croatia (USD) (2%)
2,271,782	Croatia, FRN, 4.73%, 7/31/06	2,274
1,820,000	Croatia, FRN, 4.75%, 7/31/10	1,823

France (EUR) (1%)
370,000	LVMH Moet-Hennessy, 5.00%, 7/27/06	460
760,000	Veolia Environment, 5.875%, 6/27/08	1,003

France (USD) (1%)
1,660,000	France Telecom, 7.20%, 3/1/06	1,689

Germany (EUR) (3%)
4,680,000	Bundesobligation, 3.00%, 4/11/08	5,771
770,000	Deutsche Telekom, 5.25%, 5/20/08	997

Hong Kong (USD) (1%)
1,250,000	Hutchison Whampoa Finance, 6.95%, 8/1/07	1,307

Italy (USD) (1%)
345,000	Olivetti Finance NV, 5.875%, 1/24/08	449

Kazakhstan (USD) (1%)
1,200,000	Republic of Kazakhstan, 11.125%, 5/11/07	1,333

Mexico (MXN) (1%)
19,600,000	Mexican Fixed Rate Bonds, 9.00%, 12/24/09	1,834

Mexico (USD) (4%)
1,600,000	America Movil SA de CV, 4.125%, 3/1/09	1,552
1,830,000	Telefonos De Mexico, 4.50%, 11/19/08	1,804
3,030,000	United Mexican States, 10.375%, 2/17/09	3,563

Panama (USD) (2%)
3,390,000	Republic of Panama, 8.25%, 4/22/08	3,678

Philippines (USD) (1%)
1,620,000	Philippine Long Distance Telephone, 10.50%, 4/15/09	1,839

Russia (USD) (3%)
6,440,000	Russian Federation 144A, 10.00%, 6/26/07 (b)	7,060

South Africa (USD) (2%)
3,840,000	South Africa, 9.125%, 5/19/09	4,392

Spain (EUR) (0%)
360,000	Santander Central Hispano, 5.75%, 4/10/12	459

United Kingdom (EUR) (3%)
360,000	British Telecom, 6.375%, 2/15/06	446
1,400,000	Granite Mortgages, 5.15%, 4/20/07	1,773
1,400,000	Holmes Financing, 5.05%, 7/15/6	1,741
350,000	MBNA Europe Funding, 6.50%, 3/27/07	450
370,000	NGG Finance PLC, 5.25%, 8/23/06	462
360,000	United Utility Water PLC., 6.625%, 11/8/07	475
370,000	Vodafone Group PLC, 5.75%, 10/27/06	467

United States (USD) (69%)
1,710,000	AIG Sunamer Globe Finance 144A, 5.10%, 1/17/07 (b)	1,722
750,000	Allied Waste North America, 8.50%, 12/1/08	790
750,000	American General Finance, 3.38%, 8/16/07	750
745,000	Ball Corp., 7.75%, 8/1/06	769
1,270,000	Bank One Corp., 6.875%, 8/1/06	1,301
2,000,000	Bear Stearns Co. Inc., 3.83%, 4/29/08	2,002
485,000	Bear Stearns Co. Inc., 6.50%, 5/1/06	493
1,750,000	Bellsouth Corp., 3.39%, 11/15/07	1,752
1,750,000	Centex Corp., 3.94%, 8/1/07	1,751
2,000,000	Cingular Wireless Services, 7.50%, 5/1/07	2,104

GLOBAL SHORT BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
1,750,000	Cit Group Inc., 3.50%, 5/23/08	1,751
355,000	Coca-Cola Enterprises, 5.875%, 3/8/07	453
1,000,000	Countrywide Financial Corp., 3.71%, 4/11/07	1,001
390,000	Countrywide Home Loan, 2.75%, 6/12/06	474
1,270,000	Countrywide Home Loans Inc., 5.50%, 8/1/06	1,284
2,626,932	Countrywide Home Loans, 4.88%, 8/25/34	2,657
960,000	DaimlerChrysler NA Holding Corp., 4.05%, 6/4/08	940
940,000	DaimlerChrysler NA Holdings, 4.75%, 1/15/08	938
555,000	Disney (Walt) Company, 6.75%, 3/30/06	564
650,000	Echostar DBS Corp., 5.75%, 10/1/08	645
975,756	FH ARM #782784, 4.42%, 10/1/34	967
5,000,000	FHLB, 3.32%, 8/21/06	4,999
665,000	First Union Corp., 7.55%, 8/18/05	666
2,751,829	FNMA #794792, 5.22%, 10/1/34	2,785
7,000,000	FNMA Disc Note, 3.14%, 8/17/05 (c)	6,990
6,000,000	FNMA Disc Note, 3.47%, 10/19/05 (c)	5,955
5,000,000	FNMA, 3.31%, 9/21/06	4,996
720,000	FPL Group Capital Inc., 3.25%, 4/11/06	716
620,000	Freddie Mac, 4.625%, 2/15/07	778
700,000	Freescale Semiconductor, 6.35%, 7/15/09	725
2,355,497	FSPC H010 A2, 2.028%, 4/15/10	2,331
2,270,000	Gannett Co. Inc., 4.125%, 6/15/08	2,245
1,860,000	General Electric Capital Corp., 4.25%, 1/15/08	1,852
360,000	General Electric Capital Corp., 5.125%, 6/20/07	458
650,000	Georgia-Pacific Corp., 7.50%, 5/15/06	663
800,000	Goldman Sachs Group Inc., 4.125%, 2/6/08	1,006
650,000	HCA Inc., 5.25%, 11/6/08	645
1,160,000	Household Finance Corp., 5.75%, 1/30/07	1,183
350,000	Household Finance Corp., 5.875%, 3/31/08	459
995,000	HSBC Finance Corp., 6.40%, 6/17/08	1,043
1,890,000	John Deere Capital Corp., 3.90%, 1/15/08	1,865
725,000	KB Home, 8.625%, 12/15/08	790
660,000	Lehman Brothers Holdings, 4.00%, 1/22/08	653
1,635,000	Lehman Brothers Holdings, 7.00%, 2/1/08	1,729
2,500,000	Merrill Lynch & Co., 3.785%, 1/26/07	2,503
700,000	MGM Mirage Inc., 6.00%, 10/1/09	702
370,000	Morgan Stanley Dean Witter, 5.25%, 3/16/06	457
375,000	Morgan Stanley, 3.788%, 7/27/07	375
900,000	National Rural Utilities, 3.00%, 2/15/06	895
700,000	PSEG Energy Holdings, 8.625%, 2/15/08	747
650,000	Royal Caribbean Cruises, 7.00%, 10/15/07	679
350,000	Sequa Corp., 9.00%, 8/1/09	389
2,500,000	SLM Corp., 3.73%, 1/25/08	2,500
725,000	Smithfield Foods Inc., 8.00%, 10/15/09	783
2,160,000	Sprint Capital Corp., 6.00%, 1/15/07	2,201
750,000	Starwood Hotels Resorts, 7.375%, 5/1/07	780
1,400,000	TCI Communications Inc., 6.875%, 2/15/06	1,418
1,680,000	Time Warner Inc., 6.15%, 5/1/07	1,728
6,016,859	TMST 2004-1 II2a, 3.343%, 3/25/44	5,840
500,000	Toll Brothers Inc., 8.25%, 2/1/11	528
100,000	U.S. Treasury Note, 1.875%, 11/30/05	99
18,925,000	U.S. Treasury Note, 3.75%, 5/15/08	18,771
640,000	Unisys Corp., 6.875%, 3/15/10	634
2,130,000	UnitedHealth Group Inc., 3.375%, 8/15/07	2,086
1,880,000	Verizon Global Funding Corp., 4.00%, 1/15/08	1,861
2,398,420	WAMU 2004-AR3, 4.24%, 6/25/34	2,369
2,832,375	Washington Mutual, 4.95%, 8/25/35	2,839

GLOBAL SHORT BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
2,129,960	WFMBS 2004-I, 3.39%, 7/25/34	2,145
10,356,797	WFMBS 2004-Z 2A1, 4.599% 12/25/34	10,275

Investment Companies (2%)
5,132,932	Bunker Hill Money Market Fund*	5,133

Total (Cost - $193,007) (a) (99%)		192,219

Other Assets, net of Liabilities (1%)		1,432

Net Assets (100%)		$193,651

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$563
Unrealized depreciation	(1,351)

Net unrealized depreciation	$(788)

(b)	Security offered only to qualified intitutions and not registered for sale to the public under rule 144A of the Securities Act of 1933.

(c)	Discount rate at time of purchase.

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)
Assets:
10/24/2005	BRL (BUY 4,783)	2.4603	$1,944	$68
12/9/2005	TRY (BUY 1,300)	1.3751	945	31

			2,889	99

Liabilities:
8/5/2005	EUR (SELL 5,658)	1.2126	$6,861	$(102)
8/5/2005	EUR (SELL 7,352)	1.2126	8,915	(134)
8/5/2005	EUR (SELL 3,078)	1.2126	3,733	(18)

			$19,509	$(254)

Open Future Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Depreciation
75	Euro-Shatz Future	Sep-05	$9,683	$(3)

See notes to financial statements.

GLOBAL FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
Australia (EUR) (4%)
5,260,000	Republic of Austria, 5.00%, 7/15/12	$7,181

Austria (JPY) (2%)
316,000,000	Pfandbrief, 1.60%, 2/15/11	2,959

Belgium (EUR) (9%)
5,050,000	Belgium Government Bond, 5.50%, 9/28/17	7,380
2,608,000	Belgium Kingdom, 3.75%, 3/28/09	3,298
5,375,000	Belgium Kingdom, 4.75%, 9/28/06	6,706

Brazil (USD) (1%)
1,010,000	Republic of Brazil, 11.00%, 8/17/40	1,188

Canada (CAD) (10%)
20,380,000	Canadian Government, 5.25%, 6/1/13	18,277

Colombia (USD) (1%)
390,000	Republic of Colombia, 10.00%, 1/23/12	448
400,000	Republic of Colombia, 8.25%, 12/22/14	420

Crotia (USD) (1%)
1,495,000	Croatia, FRN, 4.75%, 7/31/10	1,497

Finland (EUR) (3%)
4,000,000	Finnish Government, 5.75%, 2/23/11	5,586

France(EURO) (4%)
4,000,000	French Treasury Note, 4.75%, 7/12/07	5,076
2,460,000	Government of France, 4.00%, 4/25/13	3,173

Germany (EUR) (9%)
3,095,000	Bundesrepublic Deutschland, 3.75%, 1/4/15	3,911
1,585,000	Bundesrepublic Deutschland, 4.25%, 1/4/14	2,080
4,250,000	Bundesrepublic Deutschland, 4.75%, 7/4/34	6,063
1,063,000	Deutsche Bundesrepublik, 5.50%, 1/4/31	1,661
2,328,000	Deutsche Bundesrepublik, 6.25%, 1/4/24	3,812

Germany (JPY) (1%)
125,000,000	Bayerische Landesbank, 1.40%, 4/22/13	1,144

Japan (JPY) (18%)
244,000,000	Development Bank of Japan, 1.40%, 6/20/12	2,252
239,000,000	Development Bank of Japan, 1.70%, 9/20/22	2,086
900,000,000	Japan-17 5-yr, 0.50%, 12/20/06	8,059
1,385,650,000	Japan-208 10-yr, 1.10%, 12/22/08	12,669
308,200,000	Japan-22 5-yr, 0.30%, 9/20/07	2,753
401,150,000	Japan-223 10-yr, 1.70%, 9/20/10	3,778
204,350,000	Japan-264 10-yr, 1.50%, 9/20/14	1,866

Mexico (MXN) (1%)
11,890,000	Mexican Fixed Rate Bonds, 8.00%, 12/19/13	1,030
10,170,000	Mexican Fixed Rate Bonds, 9.50%, 12/18/14	963

Mexico (USD) (1%)
1,590,000	United Mexican States, 8.00%, 9/24/22	1,904

Netherlands (EUR) (7%)
6,800,000	BK Nederlandse Gemeenten, 3.00%, 4/15/10	8,351
4,890,000	Netherlands Government Bond, 5.00%, 7/15/12	6,675

Panama (USD) (0%)
600,000	Republic of Panama, 7.25%, 3/15/15	651

Peru (USD) (0%)
230,000	Republic of Peru, 8.375%, 5/3/16	260
470,000	Republic of Peru, 9.875%, 2/6/15	582

Russia (USD) (1%)
2,560,000	Russia Government Int’l Bond, 5.00%, 3/31/30	2,839

South Africa (USD) (1%)
600,000	Republic of South Africa, 6.50%, 6/2/14	652
250,000	South Africa Government Int’l Bond, 7.375%, 4/25/12	282

Spain (EUR) (5%)
6,500,000	Bonos Y Oblig Del Estado, 4.00%, 1/31/10	8,334
305,000	Spanish Government, 6.00%, 1/31/08	402

United States (USD) (24%)
21,800,000	FNMA Disc Note, 3.14%, 8/17/05 (c)	21,768
3,998,026	TMST 2004-1 II2a, 3.343%, 3/25/44	3,882
1,950,000	U.S. Treasury Bond, 5.375%, 2/15/31	2,216
100,000	U.S. Treasury Bond, 6.25%, 8/15/23	121

GLOBAL FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
4,200,000	U.S. Treasury Note, 3.50%, 5/31/07	4,162
8,382,000	U.S. Treasury Note, 4.125%, 5/15/15	8,276
1,605,000	U.S. Treasury Note, 4.25%, 11/15/14	1,600
5,133,369	WFMBS 2004-Z 2A1, 4.599% 12/25/34	5,093

Investment Companies (1%)
2,786,245	Bunker Hill Money Market Fund*	2,786

Total (Cost - $200,315) (a) (104%)		198,152

Liabilities in excess of Other Assets (-4%)		(7,107)

Net Assets (100%)		$191,045

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,899
Unrealized depreciation	(5,062)

Net unrealized depreciation	$(2,163)

(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933.

(c)	Discount rate at time of purchase.

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)
Assets:
8/8/2005	JPY (SELL 4,282,110)	112.2667	$38,142	$160
9/22/2005	TRY (BUY 1,285)	1.3458	955	14
10/24/2005	BRL (BUY 4,767)	2.4603	1,938	68
12/9/2005	TRY (BUY 1,280)	1.3751	931	30

			$41,966	$272

Liabilities:
8/5/2005	EUR (SELL 46,880)	1.2126	$56,848	$(846)
8/5/2005	EUR (SELL 18,470)	1.2126	22,398	(337)
8/8/2005	CAD (SELL 22,980)	1.2231	18,789	(80)

			$98,035	$(1,263)

Open Future Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation (Depreciation)
39	U.S. Treasury 30 Year Bond Future	Sep-05	$4,497	$(53)
76	Euro-Shatz Future	Sep-05	9,812	(21)
3	Japanese TSE Topix Index	Sep-05	3,736	19

			$18,045	$(55)

See notes to financial statements.

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)

Argentina (ARS) (2%)
3,344,930	Republic of Argentina, 5.83%, 12/31/33	$1,237

Argentina (USD) (2%)
1,610,000	Republic of Argentina, 3.01%, 8/3/12	1,442

Brazil (USD) (16%)
1,430,000	CSN Islands, 9.75%, 12/16/13	1,519
1,960,000	Republic of Brazil, 10.50%, 7/14/14	2,276
2,490,000	Republic of Brazil, 11.00%, 8/17/40	2,928
1,950,000	Republic of Brazil, 12.25%, 3/6/30	2,535
2,560,000	Republic of Brazil, 14.50%, 10/15/09	3,296

Bulgaria (USD) (2%)
1,040,000	Bulgaria Government International Bond, 8.25%, 1/15/15	1,291

China (USD) (1%)
720,000	Chaoda Modern Agricult 144A, 7.75%, 2/8/10 (b)	704

Colombia (COP) (1%)
560,000	Republic of Colombia, 11.75%, 2/25/20	722

Colombia (USD) (3%)
1,290,000	Bavaria S.A., 8.875%, 11/1/10	1,431
2,995,000,000	Republic of Colombia, 11.75%, 3/1/10	1,398

Croatia (EUR) (2%)
900,000	Bina-Istra, 8.00%, 12/15/22	1,279

India (USD) (1%)
700,000	Vedanta Resources 144A, 6.625%, 2/22/10 (b)	691

Kazakhstan (USD) (2%)
1,340,000	Citigroup (JSC Kazkommer), 7.375%, 4/7/14 (b)	1,343

Mexico (MXN) (5%)
1,130,000	Grupo Posadas Sa De 144A, 8.75%, 10/4/11 (b)	1,209
1,070,000	United Mexican States, 8.30%, 8/15/31	1,323

Mexico (USD) (14%)
190,000	Grupo Posadas Sa De 144A, 8.75%, 10/4/11 (b)	203
1,260,000	Innova S De R.L., 9.375%, 9/19/13	1,424
29,700,000	Mexican Fixed Rate Bonds, 10.50%, 7/14/11	3,031
26,110,000	Mexican Fixed Rate Bonds, 8.00%, 12/19/13	2,263
1,110,000	Mexico, 8.125%, 12/30/19	1,342
1,080,000	Pemex Project Funding Master Trust, 8.625%, 2/1/22	1,311
1,100,000	United Mexican States, 8.00%, 9/24/22	1,317

Panama (USD) (4%)
1,230,000	Republic Of Panama, 8.875%, 9/30/27	1,476
1,460,000	Republic of Panama, 9.625%, 2/8/11	1,748

Peru (PEN) (1%)
1,168,200	Peru Government International Bond, 5.00%, 3/7/17	1,111

Peru (USD) (4%)
8,110,000	Peru Bono Soberano, 9.91%, 5/5/15	2,873

Philippines (USD) (3%)
1,210,000	Philippine Long Distance Telephone, 10.50%, 4/15/09	1,373
1,320,000	Republic of Philippines, 9.50%, 10/21/24	1,409

Russia (USD) (17%)
2,000,000	Aries Vermogensverwaltng, 9.60%, 10/25/14	2,567
5,690,000	Russia Government International Bond, 5.00%, 3/31/30	6,309
990,000	Russian Federation, 11.00%, 7/24/18	1,466
1,470,000	Russian Ministry of Finance, 3.00%, 5/14/06	1,452
1,005,000	Tyumen Oil Co., 11.00%, 11/6/07	1,116

South Korea (USD) (1%)
700,000	Hanaro Telecom Inc. 144A, 7.00%, 2/1/12 (b)	704

Turkey (USD) (1%)
1,120,000	Republic of Turkey, 7.00%, 6/5/20	1,079

Ukraine (UAH) (2%)
2,500,000	ING Bank NV Ukraine, 11.63%, 1/2/08 (b)	539

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2005

Principal or Shares	Security Description	Value (000)
2,760,000	ING Bank NV Ukraine, 11.70%, 5/31/06 (b)	575

United States (USD) (0%)
2,000,000	FHLMC Disc Note, 2.16%, 8/23/05 (c)	1,996

Uruguay (USD) (2%)
1,770,000	Republic of Uruguay, 7.50%, 3/15/15	1,743

Venezuela (USD) (5%)
2,010,000	Republic of Venezuela, 8.50%, 10/8/14	2,085
1,430,000	Republic of Venezuela, 9.25%, 9/15/27	1,489

Investment Companies (9%)
6,800,184	Bunker Hill Money Market Fund*	6,800

Total (Cost - $75,600) (a) (100%)		77,425

Other Assets, net of Liabilities (0%)		239

Net Assets (100%)		$77,664

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,947
Unrealized depreciation	(123)

Net unrealized appreciation	$1,824

(b)	Security offered only to qualified intitutions and not registered for sale to the public under rule 144A of the Securities Act of 1933.

(c)	Discount rate at time of purchase.

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)
Assets:
8/2/2005	MXN (BUY 1,160)	10.5955	$110	$—
8/2/2005	MXN (BUY 3,692)	10.5955	348	1
9/22/2005	TRY (BUY 454)	1.3458	337	5
10/24/2005	BRL (BUY 877)	2.4603	357	10
12/9/2005	TRY (BUY 490)	1.3751	356	3
12/15/2005	BRL (BUY 8,000)	2.5066	319	—
12/15/2005	BRL (BUY 3,000)	2.5066	1,197	58

			$3,024	$77

Liabilities:
8/2/2005	EUR (BUY 122)	1.2123	$149	$—
8/5/2005	EUR (SELL 400)	1.2126	485	(7)

			$634	$(7)

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
Brazil (LTN) Credit Linked Swap	Jan-06	$3,000	$86
EMBI Swap	Sep-05	2,400	8
Turkey 3 Year Total Return Swap	Oct-07	2,550	69

		$7,950	$163

See notes to financial statements.

Notes to Schedule of Investments

1.    Organization and Related Matters

The Payden & Rygel Investment Group (the “Group” or “Paydenfunds”) is a no-load, open-end management investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares.

Each of the Funds, other than the Bunker Hill Money Market and High Income Funds, has been classified as non-diversified.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”).

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of 60 days or less) are valued at market on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain fixed income securities which may have a bid-ask spread greater than ten basis points may be valued using other fixed income securities with a comparable level of risk, and for which prices are more readily obtainable. Debt securities with original maturities of sixty days or less and securities in the Bunker Hill Money Market Fund are valued at amortized cost, which approximates fair value. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.

Equity securities listed or traded on any domestic (U.S.) securities exchange are valued at the last sale price or, if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Foreign equity securities are valued based upon the last sale price on the foreign exchange or market on which they are principally traded as of the close of the appropriate exchange or, if there have been no sales during the day, at the last bid price.

All other securities not described above are appraised at the fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date).

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds except the tax exempt funds may purchase securities that are denominated in foreign currencies. For these Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. Each of these Funds isolates that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement.

Options Transactions

Option techniques may be utilized by each of the Funds (except the Bunker Hill Money Market Fund) to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved.

When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When a Fund purchases a call or put option, an amount equal to the premium paid is included in that Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Futures Contracts

The Funds (except the Bunker Hill Money Market Fund) may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. The Real Return Fund may invest in commodities futures contracts to hedge against changes in inflation or securities prices.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

The Growth & Income, Market Return, U.S. Growth Leaders, Small Cap Leaders, Opportunity Bond and High Income Funds may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

The Market Return, Core Bond, Opportunity Bond and High Income Funds have entered into credit default swap agreements. The counterparty to each agreement has agreed to pay the Funds an annuity premium which is based on a notional principal amount of a specified security in the contract. The annuity premium is received by each of the Funds until a credit event (e.g. grace period extension, obligation acceleration, repudiation/ moratorium, or restructuring) relating to the security occurs or until the termination of the swap agreement, whichever is first. If a credit event does not occur prior to the termination of the swap contract, none of the Funds will make any payment to the counterparty. If a credit event does occur, the respective Fund will pay the counterparty the notional amount at par.

Security	Annuity Premium	Counterparty
Bellsouth Corp., 6.00%, 10/15/11	1.12%	ABN Amro
Lockheed Martin Corp., 8.20%, 12/1/09	0.68%	ABN Amro
Pay Fix U.S. 5 year IR, 4.16% 6/13/10	3M Libor	Merrill Lynch

The Emerging Markets Bond Fund has entered into total return swaps where the Fund and the counterparty have agreed to exchange payments based on a notional principal amount of a specified security. The total return recipient pays a financing charge in exchange for the total return, which includes interest and principal appreciation or depreciation of the underlying security.

Security	Annuity Premium	Counterparty
Brazil, 0% 1/1/06	6M Libor + 0.50%	Citigroup
EMBI +	3M Libor - 0.75%	JP Morgan
Turkey, 20% 10/17/07	6M Libor + 0.50%	CS First Boston

Forward Currency Contracts

The Global Short Bond, Global Fixed Income, Emerging Markets Bond, Market Return, U.S. Growth Leaders, Small Cap Leaders, Limited Maturity, Short Bond, Real Return, Core Bond, Opportunity Bond and High Income Funds each may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These Funds enter into forward contracts as a hedge against specific transactions or portfolio positions to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, at which time a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

TBA Sale Commitments

Each of the Funds may enter into TBA sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the current value of the underlying securities. The contract is “marked-to- market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Affiliated Investment

Each of the Funds (except the Tax Exempt Bond and California Municipal Income Funds) invests in the Bunker Hill Money Market Fund, an affiliated Fund.

Item 2.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Payden and Rygel Investment Group

By (Signature and Title)	/s/ JOAN A. PAYDEN
Joan A. Payden
Chairman
Date 9/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ JOAN A. PAYDEN
Joan A. Payden
Chairman
Date 9/29/05

By (Signature and Title)	/s/ BRIAN W. MATTHEWS
Brian W. Matthews
Vice President and Chief Financial Officer
Date 9/29/05